      As filed with the Securities and Exchange Commission on July 27, 2004

                       1933 Act Registration No. 333-44423
                       1940 Act Registration No. 811-8611

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     /X/
                    Pre-Effective Amendment No.                             / /
                    Post-Effective Amendment No. 11                         /X/

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Amendment No. 12                                   /X/

                      LEGG MASON CHARLES STREET TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)

                                100 Light Street
                            Baltimore, Maryland 21202
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (410) 539-0000

Name and address of agent for service:            Copy to:

RICHARD M. WACHTERMAN, ESQ.                       ARTHUR C. DELIBERT, ESQ.
Legg Mason Wood Walker, Incorporated              Kirkpatrick & Lockhart LLP
100 Light Street                                  1800 Massachusetts Avenue NW
Baltimore, Maryland 21202                         Washington, DC  20036

It is proposed that this filing will become effective:

/ /    Immediately upon filing pursuant to Rule 485(b)
/X/    On July 31, 2004, pursuant to Rule 485(b)
/ /    60 days after filing pursuant to Rule 485 (a)(1)
/ /    On , pursuant to Rule 485 (a)(1)
/ /    75 days after filing pursuant to Rule 485(a)(2)
/ /    On , pursuant to Rule 485(a)(2)

If appropriate, check the following box:
/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      Legg Mason Charles Street Trust, Inc.

                       Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Batterymarch U.S. Small Capitalization Equity Portfolio
Part A - Institutional and Financial Intermediary Class Prospectus

Batterymarch U.S. Small Capitalization Equity Portfolio
Institutional and Financial Intermediary Class Shares
Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

Batterymarch U.S. Small Capitalization Equity Portfolio


         INSTITUTIONAL CLASS AND FINANCIAL INTERMEDIARY CLASS PROSPECTUS


                                 August 1, 2004



                                      logo


As with all mutual funds, the Securities and Exchange Commission has not passed upon the accuracy or adequacy of this Prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

About the Portfolio:

        1       Investment objective and policies

        2       Principal risks

        5       Performance

        7       Fees and expenses of the portfolio

        8       Management

About your investment:

        10      How to invest

        13      How to sell your shares

        15      Account policies

        16      Services for investors

        17      Distributions and taxes

        18      Financial highlights

BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO


[icon] INVESTMENT OBJECTIVE AND POLICIES

The Portfolio is closed to new investors. The Portfolio will remain open to additional investments by existing investors. Shareholders in other Legg Mason funds who do not already hold shares in the Portfolio will not be permitted to acquire shares of the Portfolio by exchange. Distributions to all shareholders of the Portfolio will continue to be reinvested unless a shareholder has elected otherwise. The closing does not restrict shareholders from selling shares of the Portfolio.


INVESTMENT OBJECTIVE: Long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES:


Under normal market conditions, the Portfolio will invest at least 80% of its net assets in equity securities of companies with small market capitalizations domiciled, or having their principal activities, in the United States. Batterymarch Financial Management, Inc. ("Batterymarch"), the Portfolio's adviser, defines small market capitalization companies as those whose market capitalizations are within the range of fifty million dollars to two billion dollars or are included in the Russell 2000 Index, determined at the time of the Portfolio's investment. The Russell 2000 Index is a capitalization-weighted broad-based index of 2000 small market capitalization U.S. companies. A company that was a small market capitalization company at the time of the Portfolio's investment will continue to be treated as such for purposes of the 80% test, even if its market capitalization is no longer within the range mentioned above or it is no longer included in the Russell 2000 Index.


Equity securities include common stock, preferred stock, securities convertible into or exchangeable for common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk. The Portfolio may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs), which are typically dollar-denominated instruments held at U.S. banks and traded on an exchange in the United States.


The adviser uses a bottom-up, quantitative stock selection process. The cornerstone of this process is a proprietary stock selection model that ranks the stocks in the Portfolio's investable universe by the adviser's determination of their relative attractiveness.

In addition to its principal investment strategies, the Portfolio may engage in other transactions. For example, although the Portfolio expects to remain substantially fully invested in equity securities, the Portfolio may invest in debt or other fixed-income securities, cash and money market instruments, including repurchase agreements. Under normal market conditions, up to 5% of the Portfolio's total assets may be invested in fixed-income securities rated below investment grade, commonly referred to as "junk bonds," or, if unrated, determined by the adviser to be of comparable quality. The Portfolio may also engage in reverse repurchase agreement transactions and other borrowings, purchase restricted and illiquid securities, lend its portfolio securities, invest in securities of other investment companies and engage in futures and options transactions.

For temporary defensive purposes, or when cash is temporarily available, the Portfolio may invest in investment grade, short-term debt instruments, including government, corporate and money market securities. If the Portfolio invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

The Portfolio's investment objective is non-fundamental, and the Board of Directors may change the Portfolio's investment objective, as well as its investment strategies and certain other policies, without shareholder approval. The Portfolio will not change its policy to invest at least 80% of its net assets in equity securities of companies with small market of capitalizations domiciled or having their principal activities in the United States.


[icon] PRINCIPAL RISKS

IN GENERAL:


There is no assurance that the Portfolio will meet its investment objective; investors could lose money by investing in the Portfolio. As with all mutual funds, an investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


MARKET RISK:

Stock prices generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will go down because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The Portfolio may experience a substantial or complete loss on an individual stock.

SMALL COMPANY STOCKS:


Investing in the securities of smaller companies involves special risks. Small companies may have limited product lines, operating histories, markets or financial resources, or they may be dependent upon a limited management group. Among other things, the prices of securities of small sized companies generally are more volatile than those of larger companies; the securities of small companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions. Small sized companies may also be undervalued because few, if any, investment researchers regularly follow them.

It is anticipated that some of the securities held by the Portfolio may not be widely traded and that the position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the Portfolio to dispose of such securities quickly at prevailing market prices, and market prices may not always be readily available for use in determining the Portfolio's net asset value.


Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt fluctuations in market price than larger, more established companies. In addition to exhibiting greater volatility, small-cap stocks may to a degree, fluctuate independently of larger-cap stocks, I.E., small-cap stocks may decline in price as the prices of large-cap stocks rise or vice versa. Small-cap companies are often involved in actual or anticipated reorganizations or restructurings, which involve risks, including difficulty in obtaining information as to the financial conditions of such companies.




INVESTMENT MODEL:

The proprietary model used by the adviser to evaluate securities or securities markets is based on the adviser's understanding of the interplay of market factors and does not assure successful investment. The markets, or the prices of individual securities, may be affected by factors not foreseen in developing the model.

DERIVATIVES RISK:


The Portfolio may engage in a variety of transactions using "derivatives," such as futures, options and warrants. Derivatives are financial instruments whose values depend upon, or are derived from, the value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges or in individually negotiated transactions with other parties (these are

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known as "over-the-counter" or "OTC" transaction). The Portfolio may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. Although the adviser has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.


Derivatives involve special risks and costs and may result in losses to the Portfolio. The successful use of derivatives requires sophisticated management, and the Portfolio will depend on the adviser's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the Portfolio. The Portfolio's use of derivatives may also increase or accelerate the recognition of gains, which in turn would increase the amount of taxes payable by shareholders when gains are distributed.

Other risks arise from the potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Portfolio's derivative positions at any time. In fact, many over-the-counter instruments will not be liquid. Over-the-counter instruments also involve the risk that the other party will not meet its obligations to the Portfolio.

LIQUIDITY RISK:

Liquidity risk exists when particular investments are difficult to sell. The Portfolio may not be able to sell these illiquid investments at the best prices. Investments in derivatives, foreign investments, restricted securities, securities having small market capitalization, and securities having substantial market and/or credit risk tend to involve greater liquidity risk.

PORTFOLIO TURNOVER:


A change in the securities held by the Portfolio is known as "portfolio turnover." As a result of the Portfolio's investment strategies, its portfolio turnover rate is expected to exceed 100%. High turnover rates can result in increased trading costs and higher levels of realized capital gains, resulting in taxes payable by the shareholders when those gains are distributed.

RISKS ASSOCIATED WITH OTHER POLICIES THE PORTFOLIO MAY PURSUE:

In addition to the investment strategies described above, the Portfolio may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in the Statement of Additional Information ("SAI").

[icon] PERFORMANCE


The information below provides an indication of the risks of investing in the Portfolio by showing changes in its performance from year to year and by showing how the Portfolio's average annual returns for various periods compare with those of a broad measure of market performance. Annual returns assume reinvestment of dividends and other distributions, if any. The Financial Intermediary Class commenced operations on January 9, 2003. Due to its limited operating history, returns are shown only for Institutional Class shares. Each class of the Portfolio is invested in the same portfolio of securities, and the annual returns for each class of shares differ only to the extent that the Institutional Class has lower expenses, and therefore will generally be expected to have higher returns than the Financial Intermediary Class. Historical performance of the Portfolio, whether before or after taxes, does not necessarily indicate what will happen in the future.


  YEAR-BY-YEAR TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR (BEFORE TAXES)(%):*


                     2001          2002         2003
                --------------- ------------ ------------
                    (5.68)        (12.74)       39.77



* The Portfolio's year-to-date total return as of June 30, 2004 was 4.15%.

                      DURING THE PAST THREE CALENDAR YEARS:



                                        QUARTER ENDED               TOTAL RETURN
                                    --------------------           --------------
Best quarter:                           June 30, 2003                  16.27%

Worst quarter:                       September 30, 2002               (15.72)%


                          AVERAGE ANNUAL TOTAL RETURNS


     For the periods ended December 31, 2003:



      BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO              1 YEAR       LIFE OF CLASS
--------------------------------------------------------------------- ----------------- -----------------
Return Before Taxes                                                        39.77%             3.95% (a)

Return After Taxes on Distributions                                        39.00%             3.68% (a)

Return After Taxes on Distributions and Sale of Portfolio Shares           26.18%             3.24% (a)

Russell 2000 Index (reflects no deduction for fees, expenses or            47.25%             0.39% (b)
taxes) (c)



(a)  March 13, 2000 (commencement of operations) to December 31, 2003.
(b)  February 29, 2000 to December 31, 2003.
(c) The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization.

After-tax returns shown in the preceding table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

[icon] FEES AND EXPENSES OF THE PORTFOLIO

The table below describes the fees and expenses you may incur directly or indirectly as an investor in the Portfolio. The Portfolio pays operating expenses directly out of its assets, thereby lowering the Portfolio's share price and dividends. Other expenses include, but are not limited to, transfer agency, custody, professional and registration fees.

                         ANNUAL FUND OPERATING EXPENSES
               (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)


                                                                               FINANCIAL INTERMEDIARY
                                                 INSTITUTIONAL CLASS           CLASS
                                                 ----------------------        -------------------------
      Management Fees                                        0.70%                          0.70%

      Distribution and/or Service (12b-1) Fees               None                           0.25% (a)

      Other Expenses                                         0.11%                          0.11%

      Total Annual Portfolio Operating                       0.81%                          1.06%
      Expenses (b)



      (a) The 12b-1 fee shown in the table reflects the amount at which the Directors have currently limited payments under the Portfolio's Distribution Plan. Pursuant to the Distribution Plan, the Board if Directors may authorize payment of up to 0.40% of average daily net assets without shareholder approval.

      (b) Legg Mason Fund Adviser, Inc. ("LMFA") has contractually agreed to waive fees and reimburse other expenses so that Institutional Class and Financial Intermediary Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the annual rates of 0.95% and 1.20% of the Portfolio's average daily net assets attributable to Institutional Class and Financial Intermediary Class shares, respectively, until August 1, 2005. The Portfolio has agreed to pay LMFA for waived fees and reimbursed expenses provided that payment does not cause the Institutional Class and Financial Intermediary Class shares annual operating expenses to exceed 0.95% and 1.20%, respectively, of its average net assets and the payment is made within three years after the year in which the manager earned the fee or incurred the expense.


EXAMPLE:

This example helps you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in the Portfolio, assuming (1) a 5% return each year, (2) the Portfolio's operating expenses remain the same as shown in the table above, and
(3) you redeem all of your shares at the end of the time periods shown.


                                1 YEAR      3 YEARS     5 YEARS     10 YEARS
                               --------   ----------   ---------   ----------
Institutional Class             $  83       $ 259       $ 449        $ 1,002

Financial Intermediary Class    $ 108       $ 337       $ 585        $ 1,294

[icon] MANAGEMENT


Legg Mason Fund Adviser, Inc., 100 Light Street, Baltimore, Maryland 21202, is the Portfolio's manager. LMFA is responsible for the non-investment affairs of the Portfolio, providing office space and administrative staff for the Portfolio and directing all matters related to the operations of the Portfolio. LMFA has been registered as an investment adviser since 1982. For its services during the fiscal year ended March 31, 2004, the Portfolio paid LMFA a fee equal to 0.70% of its average daily net assets (before any waiver or reimbursement).

LMFA has retained Batterymarch, 200 Clarendon Street, Boston, Massachusetts 02116, to serve as investment adviser to the Portfolio. Batterymarch is responsible for the investment management of the Portfolio, including the responsibility for making investment decisions and placing orders to buy, sell or hold particular securities. Batterymarch, founded in 1969, acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by Batterymarch were approximately $11.8 billion as of March 31, 2004. The Batterymarch Developed Markets (U.S.) team is responsible for the day-to-day management of the Portfolio.

LMFA pays the fee of Batterymarch. To the extent LMFA receives a management fee after taking into account its contractual obligation to limit expenses, LMFA will pay Batterymarch a portion of the management fee it receives from the Portfolio. For its services during the fiscal year ended March 31, 2004, LMFA paid Batterymarch a fee equal to 0.63% of the Portfolilo's average daily net assets (before any waiver or reimbursement).


DISTRIBUTOR OF THE PORTFOLIO'S SHARES:


Legg Mason Wood Walker, Incorporated ("Legg Mason"), 100 Light Street, Baltimore, Maryland 21202, distributes the Portfolio's shares. The Portfolio has adopted a Distribution Plan under Rule 12b-1 that allows it to pay fees for the sale of Financial Intermediary Class shares and for services provided to Financial Intermediary Class shareholders. The fees are calculated daily and paid monthly. Under the Financial Intermediary Class Plan, the Portfolio may pay Legg Mason, financial intermediaries and other parties that provide services in connection with or are otherwise involved in the distribution of shares or administration of plans or programs that use Financial Intermediary shares as their funding medium, and to reimburse certain other expenses and payments. On an annual basis, the Plan provides that the Portfolio may pay 12b-1 fees in an amount up to 0.40% of the Portfolio's average daily net assets attributable to Financial Intermediary Class shares subject to the actual amounts to be paid being set by the Board of Directors. The Board of Directors has currently approved payment of 0.25% of the average daily net assets attributable to the Financial Intermediary Class. Because these fees are paid out of the Portfolio's assets on an ongoing basis, over time the fees will increase the cost of your investment in Financial Intermediary Class shares and may cost you more than paying other types of sales charges.


Legg Mason and LMFA may pay non-affiliated entities out of their own assets to support the distribution of Institutional Class shares and shareholder servicing. Salespersons and others entitled to receive compensation for selling or servicing Portfolio shares may receive more with respect to one class than another.


LMFA, Batterymarch and Legg Mason are wholly owned subsidiaries of Legg Mason, Inc., a financial services holding company.

[icon] HOW TO INVEST


The Portfolio has established minimum investment criteria that vary depending upon which class of shares you wish to purchase. For Institutional Class shares, investors must have at least $50 million in investable assets and invest in the aggregate at least $1 million in the Portfolio. For Financial Intermediary Class shares, investors must have at least $30 million in investable assets and invest in the aggregate at least $1 million in the Portfolio.


Customers of institutional clients may purchase shares only in accordance with instructions and limitations pertaining to their account at the institution.

Prior to or concurrent with the initial purchase of Institutional Class shares or Financial Intermediary Class shares, each investor must open an account for the Portfolio by completing and signing an application and mailing it to Legg Mason Institutional Funds at the following address: P.O. Box 17635, Baltimore, Maryland 21297-1635.

Eligible investors may purchase Institutional Class shares or Financial Intermediary Class shares by contacting Legg Mason Institutional Funds directly at 1-888-425-6432. Institutional clients may set different minimums for their Customers' investments in accounts invested in Institutional Class shares.

Purchase orders, together with payment in one of the forms described in the following paragraphs, received by Legg Mason Institutional Funds or State Street Bank and Trust Company ("State Street" or the "Transfer Agent") before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m. Eastern time, will be processed at the Portfolio's net asset value as of the close of the Exchange on that day. The Portfolio is open for business every day the Exchange is open. Orders received after the close of the Exchange will be processed at the Portfolio's net asset value as of the close of the Exchange on the next day the Exchange is open.


Certain institutions that have agreements with Legg Mason or the Portfolio may be authorized to accept purchase and redemption orders on their behalf. Once the authorized institution accepts the order, you will receive the next determined net asset value. Orders received by certain retirement plans and other financial intermediaries before the close of regular trading on the Exchange and communicated to Legg Mason Institutional Funds by 9:00 a.m., Eastern time, on the following business day will be processed at the net asset value determined on the prior business day. It is the institution's responsibility to transmit your order to the Portfolio in a timely fashion.


Purchases of Institutional Class shares and Financial Intermediary Class shares can be made by wiring federal funds to State Street Bank and Trust Company, the Portfolio's custodian. Before wiring federal funds, the investor must first telephone Legg Mason Institutional Funds at 1-888-425-6432 to receive instructions for wire transfer. On the telephone, the following information will be required: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.

Funds should be wired through the Federal Reserve System to:

State Street Bank and Trust Company
[ABA #011-000-028]
[DDA #99046096]
Legg Mason [Insert name of fund]
[Insert account name and number]

The wire should state that the funds are for the purchase of shares of a specific share class and include the account name and number.


Shares may also be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by LMFA or Batterymarch. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the Portfolio. Securities offered in payment for shares will be valued in the same way and at the same time the Portfolio values its portfolio securities for the purpose of determining net asset value. (See "Calculation of Net Asset Value" below.) Investors who wish to purchase Portfolio shares through the contribution of securities should contact Legg Mason Institutional Funds at 1-888-425-6432 for instructions. Investors should also realize that at the time of contribution they may be required to recognize a gain or loss for tax purposes on securities contributed. LMFA, on behalf of the Portfolio, has full discretion to accept or reject any appropriate securities offered as payment for shares. Securities will not be accepted in payment of Portfolio shares from persons who are affiliated with LMFA, Batterymarch or the Portfolio.

As described above, the Portfolio offers Financial Intermediary Class shares that are offered primarily through financial intermediaries. The Portfolio may pay financial intermediaries for their services out of that class' assets pursuant to the class' distribution plan or otherwise. Legg Mason and its affiliates (including LMFA and Batterymarch) may also from time to time, at their own expense, make payments to financial intermediaries that make shares of the Portfolio available to their clients or to other parties in connection with the sale of shares. If investors effect transactions through a broker or agent, investors may be charged a fee by that broker or agent.


Any shares purchased or received as a distribution will be credited directly to the investor's account.

Additional investments may be made at any time at the relevant net asset value for that class by following the procedures outlined above. Investors should always furnish a shareholder account number when making additional purchases. Purchases will be made in full and fractional shares. In the interest of economy and convenience, certificates for shares will not be issued.




Shares of the Portfolio may be available for purchase by retirement plans, including 401(k) plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the Portfolio as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the Transfer Agent for execution.

If you are a customer of an institution or a client of a financial intermediary through whom you invest, be sure to consult their program literature for any policies on purchasing Portfolio shares.


Shares of the Portfolio may not be available for sale in certain states. Prospective investors should inquire as to whether shares of the Portfolio are available for sale in their state of residence.


ACCOUNT REGISTRATION CHANGES:

Changes in registration or account privileges must be made in writing to Legg Mason Institutional Funds. Signature guarantees are required. (See "Signature Guarantee" below.) All correspondence must include the account number and must be sent to:

Legg Mason Institutional Funds
P.O. Box 17635
Baltimore, Maryland  21297-1635

[icon] HOW TO SELL YOUR SHARES


Shares may be redeemed through three methods: (1) by sending a written request for redemption to Legg Mason Institutional Funds, P.O. Box 17635, Baltimore, Maryland 21297-1635, (2) by faxing your request to 410-454-5050, or (3) by wire communication with the Transfer Agent. In the case of a wire communication, the investor should first notify Legg Mason Institutional Funds at 1-888-425-6432 of the intention to redeem. No charge is made for redemptions. Legg Mason Institutional Funds will follow reasonable procedure to ensure the validity of any telephone or wire redemption requests, such as requesting identifying information from users or employing identification numbers. You may be held liable for any fraudulent telephone or wire order that Legg Mason Institutional Funds reasonably believes to be genuine. Redemptions over $10,000,000 may be initiated by telephone, but must be confirmed in writing prior to processing. Customers of institutional clients may redeem only in accordance with instructions and limitations pertaining to their account at the institution.


Upon receipt of a request for redemption as described below (a request "in good order") before the close of regular trading on the Exchange on any day the Exchange is open, the Transfer Agent will redeem Portfolio shares at that day's net asset value per share. Requests for redemption received by the Transfer Agent after the close of regular trading on the Exchange will be executed at the net asset value next determined. However, orders received by certain retirement plans and other financial intermediaries by the close of regular trading on the Exchange and communicated to the Transfer Agent by 9:00 a.m., Eastern time, on the following business day will be effected at the net asset value determined on the prior business day.

REQUESTS FOR REDEMPTION SHOULD INDICATE:

1) the number of shares or dollar amount to be redeemed and the investor's shareholder account number;

2) the investor's name and the names of any co-owners of the account, using exactly the same name or names used in establishing the account;

3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact Legg Mason Institutional Funds for further details); and

4) the name, address, and account number to which the redemption payment should be sent.

Other supporting legal documents, such as copies of any trust instrument or power of attorney, may be required from corporations or other organizations, fiduciaries or persons other than the shareholder of record making the request for redemption. If you have a question concerning the sale or redemption of shares, please contact Legg Mason Institutional Funds by calling 1-888-425-6432.


Payment of redemption proceeds normally will be made by wire one business day after processing of a redemption request in good order. Payment of redemption proceeds of shares that were recently purchased by check or acquired through reinvestment of dividends paid on such shares by the Portfolio may be delayed for up to ten days from the purchase date until the check has cleared.


The Portfolio has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive.

SIGNATURE GUARANTEE:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). The Portfolio and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The Portfolio may change the signature guarantee requirements from time to time without prior notice to shareholders.

A signature guarantee will be required for the following situations:

- Remitting redemption proceeds to any person, address or bank account not on record.
- Making changes to the account registration after the account has been opened.
- Transferring shares to an account in another Legg Mason Institutional fund with a different account registration.

[icon]  ACCOUNT POLICIES

CALCULATION OF NET ASSET VALUE:


Net asset value per share of each share class is determined daily as of the close of regular trading on the Exchange on every day the Exchange is open. The Exchange is normally closed on all national holidays and Good Friday. To calculate the Portfolio's Institutional Class or Financial Intermediary Class share price, the Portfolio's assets attributable to that class of shares are valued and totaled, liabilities attributable to that class of shares are subtracted, and the resulting net assets are divided by the number of shares outstanding for that class. The Portfolio's securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Portfolio may use fair value pricing instead of market quotations to value one or more securities if the Portfolio believes that, because of special circumstances, doing so would more accurately reflect the prices the Portfolio expects to realize on the current sale of those securities.

Where a security is traded on more than one market, which may include foreign markets, the security generally is valued on the market considered by the adviser to be the primary market. The Portfolio will value its foreign securities in U.S. dollars on the basis of foreign currency exchange rates determined prior to the close of trading on the Exchange, generally, 2:00 p.m. Eastern time. Fixed-income securities generally are valued using market quotations or independent pricing services that use prices provided by market makers or estimates of market values.


To the extent that the Portfolio has portfolio securities that are primarily listed on foreign exchanges that trade on days when the Portfolio does not price its shares, the net asset value of the Portfolio may change on days when shareholders will not be able to purchase or redeem the Portfolio's shares.

OTHER:

Portfolio shares may not be held in, or transferred to, an account with any firm that does not have an agreement with Legg Mason or one of its affiliates.


Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the Portfolio to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The Portfolio reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason. In particular, because the Portfolio is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets, the Portfolio reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice when the Portfolio detects a pattern of excessive trading. Although shareholder transactions are monitored for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

The Portfolio also reserves the right to:

   -   suspend the offering of shares for a period of time;

   - redeem shares if information provided in the application should prove to be incorrect in any manner judged by the Portfolio to be material (I.E., in a manner such as to render the shareholder ineligible to purchase shares of the Portfolio;

   - waive the minimum investable assets requirement or the minimum initial investment for certain investors; and

   - delay sending out redemption proceeds for up to seven days if, in the judgment of LMFA or Batterymarch, the Portfolio could be adversely affected by immediate payment. The Portfolio may delay redemptions beyond seven days or suspend redemptions only as permitted by the Securities and Exchange Commission ("SEC") or the Investment Company Act of 1940, as amended.

[icon] SERVICES FOR INVESTORS

CONFIRMATIONS AND ACCOUNT STATEMENTS:

The Transfer Agent will send confirmations of each purchase and redemption transaction. Confirmations sent to institutional clients will include the total number of shares being held in safekeeping by the Transfer Agent. Beneficial ownership of shares held by Customer accounts will be recorded by the institutional client and reflected in its regular account statements.


SYSTEMATIC WITHDRAWAL PLAN:

Certain accounts may be eligible to make systematic withdrawals from the Portfolio. Contact Legg Mason Institutional Funds at 1-888-425-6432 to determine your account's eligibility to participate in the Systematic Withdrawal Plan. Ordinarily, you should not purchase additional shares of the Portfolio if you maintain a Systematic Withdrawal Plan, because there are tax disadvantages associated with such purchases and withdrawals.


EXCHANGE PRIVILEGE:


Institutional Class and Financial Intermediary Class shares of the Portfolio may be exchanged for shares of Legg Mason Cash Reserve Trust or for shares of the same class of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence and provided that the investor meets the eligibility criteria of that class and the value of exchanged shares is at least $1,000,000. You can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging.

There is currently no fee for exchanges. An exchange of the Portfolio's shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.

The Portfolio reserves the right to terminate or modify the exchange privilege after 60 days' written notice to shareholders.

Some retirement plan administrators may not offer the Institutional Class or Financial Intermediary Class shares of all Legg Mason funds for exchange.

[icon] DISTRIBUTIONS AND TAXES

The Portfolio declares and pays dividends from its net investment income, if any, annually.


The Portfolio distributes substantially all of its net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) and the excess of net short-term capital gain over net long-term capital loss and net realized gain from foreign currency transactions, if any, after the end of the taxable year in which the gain is realized. A second distribution may be necessary in some years to avoid imposition of a federal excise tax.

Your dividends and other distributions will be automatically reinvested in the distributing class of shares of the Portfolio unless you elect to receive dividends and/or other distributions in cash. To change your election, you must notify Legg Mason Institutional Funds at least ten days before the next distribution is to be paid.


If the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in Portfolio shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.


Portfolio dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the Portfolio. Dividends from investment company taxable income (which includes net investment income and the excess of net short-term capital gain over net long-term capital loss, determined without regard to any deduction for dividends paid) are taxable as ordinary income; except that the part of the dividends that is "qualified dividend income" (I.E., dividends on stock of most U.S. corporations and certain foreign corporations with respect to which the Portfolio satisfies certain holding period, debt-financing and other restrictions), if any, is subject to a maximum federal income tax rate of 15% for individual shareholders who satisfy those restrictions with respect to their shares on which the Portfolio dividends are paid. Distributions of the Portfolio's net capital gain are taxable as long-term capital gain (also at a maximum 15% rate for individual shareholders), regardless of how long you have held your Portfolio shares. A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.


The sale or exchange of Portfolio shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares.


As required by law, the Portfolio will withhold 28% of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the Portfolio with a valid taxpayer identification number. The Portfolio is also required to withhold 28% of all dividends and capital gain distributions payable to those shareholders who are otherwise subject to backup withholding.


Because each investor's tax situation is different, please consult your tax adviser about federal, state and local tax considerations.

[icon] FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Portfolio's financial performance since inception. Total return represents the rate that an investor would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and other distributions. Certain information reflects financial results for a single portfolio share. This information has been audited by the Portfolio's Independent Registered Public Accounting Firm, Ernst & Young LLP, whose report, along with the Portfolio's financial statements, is incorporated by reference into the SAI and is included in the Portfolio's annual report. The annual report is available upon request by calling toll-free 1-888-425-6432.


Batterymarch US Small Cap Equity Portfolio
Financial Highlights
INSTITUTIONAL CLASS:

                                                                   YEARS ENDED MARCH 31,
                                       -----------------------------------------------------------------------------
                                          2004            2003          2002             2001              2000(A)
--------------------------------------------------------------------------------------------------------------------
Net asset value,
    beginning of year                  $      8.09     $     10.27     $      8.72     $      9.68       $     10.00
                                       -----------------------------------------------------------------------------
Investment operations:
    Net investment income                      .01             .04             .03             .03 (B)            -- (B),(C)
    Net realized and unrealized
      gain/(loss) on investments              4.05           (2.18)           1.56            (.97)             (.32)
                                       -----------------------------------------------------------------------------
    Total from investment
      operations                              4.06           (2.14)           1.59            (.94)             (.32)
                                       -----------------------------------------------------------------------------
Distributions:
    From net investment income                (.02)           (.04)           (.04)           (.02)               --
    From capital gains                        (.23)             --              --              --                --
                                       -----------------------------------------------------------------------------
    Total distributions                       (.25)           (.04)           (.04)           (.02)               --
                                       -----------------------------------------------------------------------------
Net asset value,
    end of year                        $     11.90     $      8.09     $     10.27     $      8.72       $      9.68
                                       =============================================================================
Ratios/supplemental data:
    Total return                             50.52%         (20.87)%         18.26%          (9.72)%           (3.20)% (D)
    Expenses to average net
      assets                                   .81%            .87%            .94%            .95% (B)          .95% (B),(E)
    Net investment income
      to average net assets                    .15%            .59%            .35%            .59% (B)         3.42% (B),(E)
    Portfolio turnover rate                  141.1%          119.4%          158.0%          146.5%             N.M.

Net assets, end of year
    (in thousands)                     $   565,130     $   209,376     $   157,560     $    92,136       $     6,757

(A)  For the period March 13, 2000 (commencement of operations) to March 31,
     2000.

(B) Net of fees waived and expenses reimbursed by the manager pursuant to a contractual expense limitation of 0.95% until August 1, 2004. If no fees had been waived or expenses reimbursed by the manager, the annualized ratio of expenses to average net assets would have been as follows: for the year ended March 31, 2001, 1.14%; and for the period ended March 31, 2000, 5.70%.

(C)  $0.004 per share

(D)  Not annualized.

(E)  Annualized.

N.M. - Not meaningful.

Batterymarch US Small Cap Equity Portfolio

FINANCIAL INTERMEDIARY CLASS:

                                                     YEAR ENDED           PERIOD ENDED
                                                      MARCH 31,            MARCH 31,
                                                        2004                2003 (F)
--------------------------------------------------------------------------------------
Net asset value,
   beginning of year                               $         8.09         $       8.47
                                                   -----------------------------------
Investment operations:
   Net investment income                                     (.01)                   -(G)
   Net realized and unrealized
     gain/(loss) on investments                              4.03                (0.38)
                                                   --------------         ------------
   Total from investment
     operations                                              4.02                (0.38)
                                                   --------------         ------------
Distributions:
   From net investment income                                   -(H)                 -
   From capital gains                                        (.23)                   -
                                                   --------------         ------------
   Total distributions                                       (.23)                   -
                                                   --------------         ------------
Net asset value,
   end of year                                     $        11.88         $       8.09
                                                   ===================================
Ratios/supplemental data:
   Total return                                             50.01%               (4.49)%(D)
   Expenses to average net
     assets                                                  1.06%                1.10%(E)
   Net investment income
     to average net assets                                   (.33)%                .14%(E)
   Portfolio turnover rate                                  141.1%               119.4%
Net assets, end of year
     (in thousands)                                $       11,286         $        688
--------------------------------------------------------------------------------------


(F)  For the period January 9, 2003 (commencement of operations) to March 31,
     2003.

(G)  $0.0003 per share

(H)  $0.004 per share

BATTERYMARCH U.S. SMALL CAPITILAZATION EQUITY PORTFOLIO

The following additional information about the Portfolio is available upon request and without charge:

STATEMENT OF ADDITIONAL INFORMATION (SAI) - The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this Prospectus. The SAI provides further information and additional details about the Portfolio and its policies.

ANNUAL AND SEMI-ANNUAL REPORTS - Additional information about the Portfolio's investments is available in the Portfolio's annual and semi-annual reports to shareholders. In the Portfolio's annual report, you will find a discussion of market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

TO REQUEST THE SAI OR ANY REPORTS TO SHAREHOLDERS OR TO OBTAIN MORE INFORMATION:
-    call toll-free 1-888-425-6432
-    visit us on the Internet via http://www.lminstitutionalfunds.com
-    write to us at:  Legg Mason Institutional Funds
                      P.O. Box 17635
                      Baltimore, Maryland 21297-1635

Information about the Portfolio, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Portfolio are available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


                                                       SEC File Number: 811-8611

                      LEGG MASON CHARLES STREET TRUST, INC.
             BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

       INSTITUTIONAL CLASS SHARES and FINANCIAL INTERMEDIARY CLASS SHARES

                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 1, 2004

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Portfolio's Prospectus for Institutional Class and Financial Intermediary Class shares dated August 1, 2004, which has been filed with the Securities and Exchange Commission ("SEC"). The Portfolio's financial statements and the report of its independent registered public accounting firm are incorporated by reference into (and are therefore legally part of) this Statement of Additional Information from the Portfolio's annual report to shareholders. A copy of either the Prospectus or the annual report may be obtained without charge from the Portfolio's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason"), by calling 1-800-822-5544.



                             Legg Mason Wood Walker,
                                  Incorporated

                                100 Light Street
                                  P.O. Box 1476
                         Baltimore, Maryland 21203-1476
                          (410) 539-0000  (800) 822-5544

TABLE OF CONTENTS

Description of the Portfolio                                                               3
Definitions                                                                                3
Additional Information About Investment Restrictions and Policies                          4
Additional Information About Securities, Investment Techniques and Related Risks           6
Valuation of Portfolio Shares                                                             22
Performance Information                                                                   22
Management of the Portfolio                                                               25
Purchases and Redemptions                                                                 34
Exchange Privilege                                                                        34
Portfolio Transactions and Brokerage                                                      35
Additional Tax Information                                                                36
Capital Stock Information                                                                 38
Financial Statements                                                                      39
Proxy Voting Policies                                                                     A-1

     No person has been authorized to give any information or to make any representations not contained in the Prospectus or this Statement of Additional Information in connection with the offerings made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Portfolio or its distributor. The Prospectus and this Statement of Additional Information do not constitute offerings by the Portfolio or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

DESCRIPTION OF THE PORTFOLIO

Legg Mason Charles Street Trust, Inc. ("Corporation") is an open-end diversified management investment company that was incorporated in Maryland on January 13, 1998. Batterymarch U.S. Small Capitalization Equity Portfolio ("Portfolio") is the sole operational series of the Corporation.

DEFINITIONS

"Adviser" means Batterymarch.

"Batterymarch" means Batterymarch Financial Management, Inc., 200 Clarendon Street, Boston, Massachusetts 02116.

"Code" means the Internal Revenue Code of 1986, as amended.

"Distributor" means Legg Mason, the party that is responsible for the distribution or sale of the Corporation's shares.

"Exchange" means the New York Stock Exchange.

"Fundamental Investment Limitation" means an investment limitation of the Portfolio that may be changed only with the affirmative vote of the lesser of
(a) more than 50% of the outstanding shares of the Portfolio or (b) 67% or more of the shares of the Portfolio present at a shareholders' meeting if more than 50% of the outstanding shares of the Portfolio are represented at the meeting in person or by proxy. Only those policies or limitations expressly designated as such are Fundamental Investment Limitations. All other policies and limitations may be changed without shareholder approval.

"Independent Director" means a Director of the Corporation who is not an "interested person" (as defined in the 1940 Act) of the Corporation.

"Legg Mason" means Legg Mason Wood Walker, Incorporated.

"Manager" or "LMFA" means Legg Mason Fund Adviser, Inc., 100 Light Street, Baltimore, MD 21202.

"1940 Act" means the Investment Company Act of 1940, as amended.


"NRSRO" means a nationally recognized statistical rating organization, including Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's, a division of the McGraw-Hill Companies, Inc. ("S&P").


"Plan" means the Portfolio's Distribution and Shareholder Services Plan (12b-1
Plan).


"SAI" means this Statement of Additional Information.


"SEC" means the Securities and Exchange Commission.

"12b-1 Director" means a Director of the Corporation who is an Independent Director and who has no direct or indirect financial interest in the operation of the Plan or the Corporation's Underwriting Agreement.

ADDITIONAL INFORMATION ABOUT INVESTMENT LIMITATIONS AND POLICIES

                                  FUND POLICIES

     The following information supplements the information concerning the Portfolio's investment objective, policies and limitations found in the Prospectus.


     The Portfolio's investment objective is long-term capital appreciation. The investment objective is non-fundamental and may be changed by the Corporation's Board of Directors without shareholder approval upon 60 days' written notice to shareholders.

     The Portfolio has adopted the following Fundamental Investment Limitations.

     The Portfolio may not:


1. Borrow money, except (1) in an amount not exceeding 33 1/3 % of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls;

2. Engage in the business of underwriting the securities of other issuers, except as permitted by the 1940 Act and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the Portfolio may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, "1940 Act Laws, Interpretations and Exemptions"). This restriction does not prevent the Portfolio from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the Portfolio may be considered to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act");

3. Lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the Portfolio from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4. Issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Portfolio from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

7. Make any investment if, as a result, the Portfolio's investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the Portfolio's investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

     The foregoing fundamental investment limitations may be changed with respect to the Portfolio by "the vote of a majority of the outstanding voting securities" of the Portfolio, a term defined in the 1940 Act to mean the vote
(a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present, or (b) of more than 50% of the outstanding voting securities of the Portfolio, whichever is less.


     The following are some of the non-Fundamental Investment Limitations that the Portfolio currently observes:


1. The Portfolio will not borrow for investment purposes an amount in excess of 5% of its total assets.

2. The Portfolio may invest up to 15% of its net assets in illiquid securities.

3. The Portfolio may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent the Portfolio from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased on a forward commitment or delayed delivery basis or other financial instruments.

4. The Portfolio may not purchase securities on margin, except that (1) the Portfolio may obtain such short-term credits as are necessary for the clearance of transactions and (2) the Portfolio may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased on a forward-commitment or delayed-delivery basis or other financial instruments.


     Although not a part of the Portfolio's Fundamental Investment Limitation on concentration, it is the current position of the SEC staff that a portfolio's investments are concentrated in an industry when 25% or more of the portfolio's net assets are invested in issuers whose principal business is in that industry. If the Portfolio were to "concentrate" its investments in a particular industry, investors would be exposed to greater risks because the Portfolio's performance would be largely dependent on that industry's performance.

     The Portfolio is diversified under the 1940 Act. Although not a part of the Portfolio's Fundamental Investment Limitations, the 1940 Act states that a portfolio is diversified if it invests at least 75% of the value of its total assets in cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities limited in respect of any one issuer to (1) no more than 5% of the value of the portfolio's total assets and (2) no more than 10% of the outstanding voting securities of such issuer. The Portfolio may change to non-diversified status only with the affirmative vote of the Portfolio's shareholders.


     Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth above is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in value of portfolio securities, in the net asset value of the Portfolio, or in the number of securities an issuer has outstanding, will not be considered to be outside the limitation. The Portfolio will monitor the level of borrowing and illiquid securities in its portfolio and will make necessary adjustments to maintain the required asset coverage and adequate liquidity.

     Unless otherwise stated, the Portfolio's investment policies and limitations are non-fundamental and may be changed without shareholder approval.

     The Portfolio intends, under normal circumstances, to invest at least 80% of its assets in equity securities of companies with small market capitalizations domiciled, or having their principal activities, in the United States. The Portfolio may not change its policy to invest at least 80% of its assets in equity securities of companies with small market capitalizations domiciled or having their principal activities in the United States without providing shareholders at least 60 days' written notice. For purposes of this limitation only, assets include the amount of any borrowing for investment purposes.


ADDITIONAL INFORMATION ABOUT SECURITIES, INVESTMENT TECHNIQUES AND RELATED RISKS

In addition to the principal investment strategies and the principal risks described in the Prospectus, the Portfolio may employ other investment practices and may be subject to other risks, some of which are described below. Unless a strategy or policy described below is specifically prohibited by applicable law or by the investment restrictions explained in the Prospectus, or elsewhere in this SAI, the Portfolio may engage in each of the practices listed below.

FOREIGN SECURITIES

DEPOSITARY RECEIPTS. American Depositary Receipts, or "ADRs," are securities issued by a U.S. depositary (usually a bank) and represent a specified quantity of underlying non-U.S. securities on deposit with a custodian bank as collateral. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer or the underlying security. ADRs may also be subject to exchange rate risks if the underlying securities are denominated in foreign currency. The Portfolio may also invest in similar non-U.S. instruments issued by foreign banks or trust companies, such as Global Depositary Receipts ("GDRs") and European Depositary Receipt ("EDRs"). For purposes of its investment policies, the Portfolio will treat ADRs and similar instruments as equivalent to investment in the underlying securities.


INVESTMENT POLICIES

Except for investment policies designated as fundamental in the Prospectus or this SAI, the investment policies described in the Prospectus and in this SAI are not fundamental policies. Changes to fundamental investment limitations require shareholder approval; the Directors may change any non-fundamental investment limitation without shareholder approval.

PREFERRED STOCKS AND CONVERTIBLE SECURITIES


A preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer's assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer's creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities, but rank senior to common stock in a corporation's capital structure.

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The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument, which may be less than the ultimate conversion or exchange amount. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to (1) permit the issuer to redeem the security (2) convert it into the underlying common stock or
(3) sell it to a third party. Any of these actions could have an adverse effect on the Portfolio's ability to achieve its investment objective.


DEBT AND FIXED-INCOME SECURITIES

The Portfolio may invest in a variety of debt and fixed-income securities. These securities share one principal risk: their values fluctuate with changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the Portfolio's fixed-income investments. Conversely, during periods of rising interest rates, the value of the Portfolio's fixed-income investments will generally decline. The magnitude of these fluctuations will generally be greater when the Portfolio's duration or average maturity is longer. Changes in the value of portfolio securities will not affect interest income from those securities, but will be reflected in the Portfolio's net asset value. The most common types of these instruments, and the associated risks, are described below. Subject to its investment policies and applicable law, the Portfolio may invest in these and other fixed-income instruments.


U.S. GOVERNMENT OBLIGATIONS. U.S. Government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as Ginnie Mae certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as obligations of the Federal Home Loan Banks);
(c) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities (such as securities issued by Fannie Mae); or (d) only the credit of the instrumentality (such as securities issued by Freddie Mac). In the case of obligations not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates.

CORPORATE DEBT SECURITIES. The Portfolio may invest in debt securities (I.E., bonds, debentures, notes and other similar debt instruments) of domestic non-governmental issuers which meet the minimum credit quality criteria set forth for the Portfolio. Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may include warrants, may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock.

RATINGS OF DEBT OBLIGATIONS. Moody's, S&P and other NRSROs are private organizations that provide ratings of the credit quality of debt obligations. The Portfolio may consider these ratings in determining whether to purchase, sell or hold a security. Ratings are not absolute assurances of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

LOWER-RATED SECURITIES. Non-investment grade securities, I.E., securities rated below Baa by Moody's or BBB by S&P or comparable ratings of other NRSROs or unrated securities of comparable quality, are described as "speculative" by Moody's and S&P and may be subject to greater market fluctuations and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Such securities are commonly referred to as "junk bonds." The Adviser seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions and will monitor the ratings of securities held by the Portfolio and the creditworthiness of their issuers. If the rating of a security in which the Portfolio has invested falls below the minimum rating in which the Portfolio is permitted to invest, the Portfolio will either dispose of that security within a reasonable time or hold the security for so long as the Adviser determines appropriate, having due regard for market conditions, tax implications and other applicable factors.


A debt security may be callable, I.E., subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a debt security held by the Portfolio is called for redemption, the Portfolio will be required to permit the issuer to redeem the security or sell it to a third party.

The market for lower-rated securities has expanded rapidly in recent years. At certain times, the prices of many lower-rated securities have declined and the ratings of many initially higher-rated debt securities have fallen, indicating concerns that issuers of such securities might experience financial difficulties. At such times, the yields on lower-rated securities have risen dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default.

The ratings of Moody's and S&P represent the opinions of those agencies as to the quality of the debt securities that they rate. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. If securities are rated investment grade by one NRSRO and below investment grade by the others, the Adviser may rely on the rating that it believes is more accurate and may consider the instrument to be investment grade. The Adviser will consider a security's quality and credit rating when determining whether such security is an appropriate investment. Subject to its investment objective, policies and applicable law, the Portfolio may purchase a security with the lowest rating.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold, and may make it difficult for the Portfolio to obtain market quotations daily. If market quotations are not available, these securities will be valued by a method that the Corporation's Board of Directors believes accurately reflects fair market value. Judgment may play a greater role in valuing lower-rated debt securities than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly-traded market.

Although the prices of lower-rated bonds are generally less sensitive to interest rate changes than are higher-rated bonds, the prices of lower-rated bonds may be more sensitive to adverse economic changes and developments regarding the individual issuer. Although the market for lower-rated debt securities is not new, and the market has previously weathered economic downturns, there has been in recent years a substantial increase in the use of such securities to fund corporate acquisitions and restructurings. Accordingly, the past performance of the market for such securities may not be an accurate indication of its performance during economic downturns or periods of rising interest rates. When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for lower-rated securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. Lower-rated securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates. In addition, the secondary market for lower-rated securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the Portfolio could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Therefore, prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Portfolio's net asset value.

Lower-rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls an obligation for redemption, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Portfolio experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the Portfolio's investment portfolio and increasing the exposure of the Portfolio to the risks of lower-rated securities.


DURATION. Duration is a measure of the expected life of a fixed income security on a cash flow basis. Duration takes the time intervals over which the interest and principal payments are scheduled and weights each by the present values of the cash to be received at the corresponding future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, a current coupon bond with a maturity of 3.5 years will have a duration of approximately three years. In general, the lower the stated or coupon rate of interest of a fixed income security, the longer its duration; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter its duration.


There may be circumstances under which even duration calculations do not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities may have final maturities of ten or more years; however, their interest exposure corresponds to the frequency of the coupon reset. Similarly, many mortgage pass-through securities may have stated final maturities of 30 years, but current prepayment rates are more critical in determining the security's interest rate exposure. In these situations, the Adviser may consider other analytical techniques that incorporate the economic life of a security into its determination of interest rate exposure.

COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS

The Portfolio may invest or hold cash or other short-term investments, including commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The Portfolio may purchase commercial paper issued pursuant to the private placement exemption in Section 4(2) of the 1933 Act. Section 4(2) paper is restricted as to disposition under federal securities laws, in that any resale must similarly be made in an exempt transaction. The Portfolio may or may not regard such securities as illiquid, depending on the circumstances of each case.

The Portfolio may also invest in obligations (including certificates of deposit, demand and time deposits and bankers' acceptances) of U.S. banks and savings and loan institutions. While domestic bank deposits are insured by an agency of the U.S. Government, the Portfolio will generally assume positions considerably in excess of the insurance limits.

FORWARD COMMITMENTS

The Portfolio may enter into commitments to purchase securities on a "forward commitment" basis, including purchases on a "when-issued" basis or a "to be announced" basis. When such transactions are negotiated, certain terms may be fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. Such securities are often the most efficiently priced and have the best liquidity in the bond market. During the period between a commitment and settlement, no payment is made by the purchaser for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. In a "to be announced" transaction, the Portfolio commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage-backed securities transactions.

The Portfolio may sell the securities subject to a forward commitment purchase, which may result in a gain or loss. When the Portfolio purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen. Depending on market conditions, the Portfolio's forward commitment purchases could cause its net asset value to be more volatile.

The Portfolio may also enter into a forward commitment to sell securities it owns and will generally do so only with the intention of actually delivering the securities. The use of forward commitments enables the Portfolio to hedge against anticipated changes in interest rates and prices. In a forward sale, the Portfolio does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined.

Forward commitment transactions involve additional risks similar to those associated with investments in options and futures contracts. See "Risks of Futures Contracts and Options Thereon."

RESTRICTED AND ILLIQUID INVESTMENTS

Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. Securities for which there is not a readily available market ("illiquid securities") will not be acquired by the Portfolio if such acquisition would cause the aggregate value of illiquid securities to exceed 15% of the Portfolio's net assets.

Under SEC regulations, certain securities acquired through private placements can be traded freely among qualified purchasers. The SEC has stated that an investment company's board of directors, or its investment adviser acting under authority delegated by the board, may determine that a security eligible for trading under this rule is "liquid." The Portfolio intends to rely on this rule, to the extent appropriate, to deem specific securities acquired through private placement as "liquid." The Board has delegated to the Adviser the responsibility for determining whether a particular security eligible for trading under this rule is "liquid." Investing in these restricted securities could have the effect of increasing the Portfolio's illiquidity if qualified purchasers become, for a time, uninterested in buying these securities.


Restricted securities may be sold only (1) pursuant to SEC Rule 144A or another exemption, (2) in privately negotiated transactions or (3) in public offerings with respect to which a registration statement is in effect under the 1933 Act. Rule 144A securities, although not registered in the United States, may be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell.


Illiquid securities may be difficult to value, and the Portfolio may have difficulty disposing of such securities promptly.

SECURITIES OF OTHER INVESTMENT COMPANIES

Investments in other investment companies may involve the payment of substantial premiums above the net asset value of such issuers' portfolio securities (in the case of closed-end investment companies), and the total return on such investments will be reduced by the operating expenses and fees of such investment companies, including advisory fees. The Portfolio may invest in both closed-end and open-end investment companies.

REPURCHASE AGREEMENTS


A repurchase agreement is an agreement under which securities are acquired from a securities dealer or bank subject to resale at an agreed upon price and date. The securities are held by the Portfolio as collateral until retransferred and will be supplemented by additional collateral if necessary to maintain a total market value equal to or in excess of the value of the repurchase agreement. The Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities. The Portfolio also bears the risk that the proceeds from any sale of collateral will be less than the repurchase price. Repurchase agreements may be viewed as loans by the Portfolio.


In determining its status as a diversified fund, the Portfolio, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.


REVERSE REPURCHASE AGREEMENTS, DOLLAR ROLLS, OTHER BORROWINGS AND SENIOR SECURITIES

A reverse repurchase agreement is a portfolio management technique in which the Portfolio temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which includes an amount essentially equivalent to an interest payment. While engaging in reverse repurchase agreements, the Portfolio will segregate cash or securities with a value at least equal to the Portfolio's obligation under the agreements, adjusted daily. Reverse repurchase agreements may expose the Portfolio to greater fluctuations in the value of its assets and render the segregated assets unavailable for sale or other disposition. Reverse repurchase agreements may be viewed as borrowings by the Portfolio.


The Portfolio may also enter into dollar roll transactions in which the Portfolio sells a fixed-income security for delivery in the current month and simultaneously contracts to purchase a substantially similar (same type, coupon and maturity) security at an agreed upon future time. By engaging in the dollar roll transaction the Portfolio forgoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The Portfolio would also be able to earn interest on the income that is received from the initial sale.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the Portfolio is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the Portfolio may be adversely affected.


The Portfolio will limit its investments in reverse repurchase agreements and other borrowing (including dollar roll transactions) to no more than one-third of its total assets. To avoid potential leveraging effects of such borrowing, the Portfolio will not make investments while its borrowing (including reverse repurchase agreements but excluding dollar rolls) is in excess of 5% of its total assets. To curtail potential leveraging effects of dollar rolls, the Portfolio will segregate assets as required by the 1940 Act.


The 1940 Act requires the Portfolio to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. If the asset coverage should decline below 300% as a result of market fluctuations or for other reasons, the Portfolio may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may increase the effect on net asset value of any increase or decrease in the market value of the Portfolio.

Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. The Portfolio also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The Portfolio may enter into reverse repurchase agreements and dollar roll transactions as a method of borrowing.


SENIOR SECURITIES. The 1940 Act prohibits the issuance of senior securities by a registered open-end fund with one exception. The Portfolio may borrow from banks, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of the Portfolio. The Portfolio's non-bank borrowings for temporary purposes only, in an amount not exceeding 5% of the value of its total assets at the time the borrowing is made, is not deemed to be an issuance of a senior security.

There are various investment techniques that may give rise to an obligation of a portfolio to make a future payment about which the SEC has stated it would not raise senior security concerns, provided the portfolio maintains segregated assets or an offsetting position in an amount that covers the future payment obligation. Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short-options positions and repurchase agreements. The Portfolio is permitted to engage in these techniques.


LOANS OF PORTFOLIO SECURITIES

The Portfolio may lend its portfolio securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities, and the Portfolio may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminated the loan and regain the right to vote if that were considered important with respect to the investment. The Portfolio does not presently expect to have on loan at any given time securities totaling more than one-third of its net assets. The Portfolio runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may decline before the Portfolio can dispose of it.




PORTFOLIO TURNOVER


The length of time the Portfolio has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the Portfolio is known as "portfolio turnover." As a result of the Portfolio's investment policies, under certain market conditions the Portfolio's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the Portfolio, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These sales may result in realization of capital gains, which are taxable to shareholders when distributed to them. Higher portfolio turnover rates, such as those above 100%, are likely to result in higher brokerage commissions or other transactions costs and could give rise to a greater amount of realized capital gains.


NEW INVESTMENT PRODUCTS

New types of derivative instruments and hedging instruments are developed and marketed from time to time. Consistent with its investment limitations, the Portfolio expects to invest in those new types of securities and instruments that the Adviser believes may assist the Portfolio in achieving its investment objective.

REAL ESTATE INVESTMENT TRUSTS ("REITs")

REITs pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. Under the Code, a REIT is not taxed on income it distributes to its shareholders if it

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complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gain) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs, and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

While the Portfolio will not invest in real estate directly, to the extent it invests in equity or hybrid REITs it may be subject to risks similar to those associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.


In addition to these risks, REITs may be affected by changes in the value of the underlying property owned by the trusts, or by the quality of any credit they extend. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs in which a Portfolio invests may invest their assets in specific real estate sectors, such as hotels, nursing home or warehouse, and are therefore subject to the risks associated with adverse developments in any such sectors.

It is not uncommon for REITs, after the end of their tax years, to change the characterization of the income and capital gains they have distributed during the preceding year. If this happens, the Portfolio could be required to issue revised notices to its shareholders changing the character of the Portfolio's distributions.


OPTIONS, FUTURES AND OTHER STRATEGIES


GENERAL. The Portfolio may invest in certain options, futures contracts (sometimes referred to as "futures"), options on futures contracts, forward contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, "Financial Instruments") to attempt to enhance its return or yield or to attempt to hedge its investments. Except as otherwise provided in the Prospectus or this SAI or by applicable law, the Portfolio may purchase and sell any type of Financial Instrument.


Hedging strategies can be broadly categorized as "short hedges" and "long hedges." A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the Portfolio's portfolio. Thus, in a short hedge the Portfolio takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the Portfolio intends to acquire. Thus, in a long hedge, the Portfolio takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged. A long hedge is sometimes referred to as an anticipatory hedge. In an anticipatory hedge transaction, the Portfolio does not own a corresponding security and, therefore, the transaction does not relate to a security the Portfolio owns. Rather, it relates to a security that the Portfolio intends to acquire. If the Portfolio does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the Portfolio's portfolio is the same as if the transaction were entered into for speculative purposes.


Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the Portfolio owns or intends to acquire. Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the Portfolio has invested or expects to invest. Financial Instruments on debt securities generally are used to hedge either individual securities or broad debt market sectors. Except as otherwise provided in the Prospectus or this SAI or by applicable law, the Portfolio may use Financial Instruments for any purpose, including non-hedging purposes.


The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the "CFTC"). In addition, the Portfolio's ability to use Financial Instruments may be limited by tax considerations. See "Additional Tax Information."


In addition to the instruments, strategies and risks described below, the Adviser expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Adviser may utilize these opportunities to the extent that they are consistent with the Portfolio's investment objective and permitted by its investment restrictions and applicable regulatory authorities. The Portfolio might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Prospectus and this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.


SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. In general, these techniques may increase the volatility of the Portfolio's portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Risks pertaining to particular Financial Instruments are described in the sections that follow.

     (1) Successful use of most Financial Instruments depends upon the Adviser's ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities. There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

     (2) There might be an imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded. The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities or other assets being hedged.


          Because there is a limited number of types of exchange-traded Financial Instruments, it is likely that the standardized contracts available will not match the Portfolio's current or anticipated investments exactly. The Portfolio may invest in Financial Instruments based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the position in Financial Instruments will not track the performance of the Portfolio's other investments.

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          Prices of Financial Instruments can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Portfolio's investments well. Prices of Financial Instruments are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the markets for Financial Instruments and the securities markets, from structural differences in how Financial Instruments and securities are traded, or from imposition of daily price fluctuation limits or trading halts. The Portfolio may purchase or sell Financial Instruments with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in the Portfolio's positions in Financial Instruments are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     (3) If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if the Portfolio entered into a short hedge because the Adviser projected a decline in the price of a security in the Portfolio's portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Portfolio could suffer a loss. In either such case, the Portfolio would have been in a better position had it not attempted to hedge at all.

     (4) As described below, the Portfolio might be required to maintain segregated assets as "cover," or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (I.E., Financial Instruments other than purchased options). If the Portfolio were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Portfolio's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Portfolio sell a portfolio security at a disadvantageous time.

     (5) The Portfolio's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Portfolio.


COVER. Transactions using Financial Instruments, other than purchased options, expose the Portfolio to an obligation to another party. The Portfolio will not enter into any such transactions unless it owns either (1) an offsetting ("covering") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Portfolio will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Portfolio's assets for cover or segregation could impede portfolio management or the Portfolio's ability to meet redemption requests or other current obligations.


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ADDITIONAL RISKS OF FINANCIAL INSTRUMENTS TRADED ON FOREIGN EXCHANGES. Financial
Instruments may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the price of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

OPTIONS. A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The Portfolio may purchase call options for any purpose. For example, a call option may be purchased by the Portfolio as a long hedge. Call options also may be used as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the Portfolio's potential loss to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Portfolio either sells or exercises the option, any profit realized would be reduced by the premium.

The Portfolio may purchase put options for any purpose. For example, a put option may be purchased by the Portfolio as a short hedge. The put option enables the Portfolio to sell the underlying security at the predetermined exercise price; thus the potential for loss to the Portfolio below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Portfolio realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

Writing put or call options can enable the Portfolio to enhance income or yield by reason of the premiums paid by the purchasers of such options. However, the Portfolio may also suffer a loss as a result of writing options. For example, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the Portfolio would suffer a loss.


Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Portfolio will be obligated to sell the security or currency at less than its market value. If the call option is an over-the-counter ("OTC") option, the securities or other assets used as cover would be considered illiquid to the extent described under "Restricted and Illiquid Investments."


Writing put options can serve as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the Portfolio will be obligated to purchase the security or currency at more than its market value. If the put option is an OTC option, the securities or other assets used as cover may be considered illiquid.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions. Options that expire unexercised have no value.

The Portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Portfolio may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Portfolio may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Portfolio to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options offer large amounts of leverage, which will result in the Portfolio's net asset value being more sensitive to changes in the value of the related instrument. The Portfolio may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Portfolio and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Portfolio purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Portfolio as well as the loss of any expected benefit of the transaction.

The Portfolio's ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Portfolio will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Portfolio might be unable to close out an OTC option position at any time prior to its expiration, if at all.


If the Portfolio were unable to effect a closing transaction for an option it had purchased, due to the absence of a secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Portfolio could leave the Portfolio unable to prevent material losses because the Portfolio would be unable to sell the investment used as cover for the written option until the option expires or is exercised.


Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market value of the underlying security or other instrument. Options that expire unexercised have no value, and the Portfolio will realize a loss in the amount of the premium paid and any transaction costs.

OPTIONS ON INDICES. Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Portfolio writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Portfolio an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When the Portfolio buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When the Portfolio buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Portfolio's exercise of the put, to deliver to the Portfolio an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Portfolio writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Portfolio to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. The risks of investment in options on indices may be greater than options on securities. Because index options are settled in cash, when the Portfolio writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities. The Portfolio can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, the Portfolio cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the Portfolio could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised. As with other kinds of options, the Portfolio as the call writer will not learn that the Portfolio has been assigned until the next business day at the earliest. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer's obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past. So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder. In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price. Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date. By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the Portfolio has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Portfolio will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the counter party to the option contract. While this type of arrangement allows the Portfolio great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. In addition, OTC options may be considered illiquid by the SEC.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A financial futures contract sale creates an obligation by the seller to deliver the type of Financial Instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of Financial Instrument called for in the contract in a specified delivery month at a stated price. Options on futures give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices. Similarly, writing put options on futures contracts can serve as a limited long hedge. Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield. The Portfolio may also write call and put options on futures contracts that are not covered.

Futures contracts may also be used for non-hedging purposes, such as to simulate full investment in underlying securities while retaining a cash balance for portfolio management purposes, as a substitute for direct investment in a security, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract or option is priced more attractively than the underlying security or index.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Portfolio is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Portfolio at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Portfolio's obligations to or from a futures broker. When the Portfolio purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Portfolio when the use of a futures contract would not, such as when there is no movement in the value of the securities or currencies being hedged. In contrast, when the Portfolio purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Portfolio has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Although some futures and options on futures call for making or taking delivery of the underlying securities or currencies, generally those contracts are closed out prior to delivery by offsetting purchases or sales of matching futures or options (involving the same currency or underlying security and delivery month). If an offsetting purchase price is less than the original sale price, the Portfolio realizes a gain, or if it is more, the Portfolio realizes a loss. If an offsetting sale price is more than the original purchase price, the Portfolio realizes a gain, or if it is less, the Portfolio realizes a loss. The Portfolio will also bear transaction costs for each contract, which will be included in these calculations. Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Portfolio were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. The Portfolio would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Portfolio would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the Adviser may still not result in a successful transaction. Of course, the Adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of the Portfolio's portfolio diverges from the securities included in the applicable index. The price of the index futures may move more than or less than the price of the securities being hedged. If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the securities, the Portfolio will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, the Portfolio may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index. It is also possible that, where the Portfolio has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the Portfolio may decline. If this occurred, the Portfolio would lose money on the futures contract and also experience a decline in value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based. To the extent such instruments are permitted by applicable law, this risk will also apply to security futures.

Where index futures are purchased to hedge against a possible increase in the price of securities before the Portfolio is able to invest in them in an orderly fashion, it is possible that the market may decline instead. If the Portfolio then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

To the extent that the Portfolio enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Portfolio has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, I.E., exercise, price of the call; a put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Portfolio's assets that are at risk in futures contracts, options on futures contracts and currency options.

TURNOVER. The Portfolio's options and futures activities may affect its turnover rate and brokerage commission payments. The exercise of calls or puts written by the Portfolio, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once the Portfolio has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by the Portfolio may also cause the sale of related investments, also increasing turnover; although such exercise is within the Portfolio's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence

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of the put. The Portfolio will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS and COLLARS. The Portfolio may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date or to attempt to enhance yield. A swap involves the exchange by the Portfolio with another party of their respective commitments to pay or receive cash flows, E.G., an exchange of floating rate payments for fixed-rate payments. The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap. The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor. A collar combines elements of buying a cap and a floor.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the overall volatility of the Portfolio's investments and its share price and yield because, and to the extent, these agreements affect the Portfolio's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

Swap agreements will tend to shift the Portfolio's investment exposure from one type of investment to another. For example, if the Portfolio agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the Portfolio's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options.


If a firm's creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses. If a default occurs by the other party to such transaction, the Portfolio may have contractual remedies pursuant to the agreements related to the transaction.


The net amount of the excess, if any, of the Portfolio's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained as collateral. The Portfolio will also maintain collateral with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the Portfolio. The Adviser and the Portfolio believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the Portfolio's borrowing restrictions.

FLEXIBILITY. Generally, the foregoing is not intended to limit the Portfolio's investment flexibility, unless such a limitation is expressly stated, and therefore will be construed by the Portfolio as broadly as possible. Statements concerning what the Portfolio may do are not intended to limit any other activity. The Portfolio maintains the flexibility to use Financial Instruments for any purpose consistent with applicable law and any express limitations in this SAI or the Prospectus.

VALUATION OF PORTFOLIO SHARES


Net asset value of the Portfolio's shares is determined daily for each class as of the close of regular trading on the Exchange, on every day the Exchange is open, by dividing the value of the total assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. Pricing will not be done on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

As described in the Prospectus, securities for which market quotations are readily available are valued at current market value. Securities traded on an exchange are normally valued at last sale prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Other OTC securities, and securities traded on exchanges for which there is no sale on a particular day (including debt securities), are valued at the mean of latest closing bid and asked prices. Securities with remaining maturities of 60 days or less are valued at current market value, or if a current market value is not readily available, are fair valued at amortized cost under procedures approved by the Corporation's Board of Directors. The Portfolio will value its foreign securities on the basis of foreign currency exchange rates determined prior to the close of trading on the Exchange, generally, 2:00 p.m. Eastern time. All other securities are valued at fair value as determined under procedures approved by the Board of Directors. The Portfolio may also use fair value pricing instead of market quotations to value securities if, because of special circumstances, the Portfolio believes fair value pricing would more accurately reflect the price it expects to realize on a current sale of the securities. Premiums received on the sale of put or call options are included in the net asset value of each class, and the current market value of options sold by the Portfolio will be subtracted from net assets of each class.


PERFORMANCE INFORMATION

The Portfolio may, from time to time, include its total return in marketing materials or reports to shareholders or prospective investors. Quotations of average annual total return for a class of shares of the Portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in that class of shares over periods of one, five and ten years or (up to the life of the class), calculated pursuant to the following formulas:

BEFORE-TAX

       P(1+T)(TO THE POWER OF n)    =   ERV

where: P                            =   a hypothetical initial payment of $1,000
       T                            =   average annual total return
       n                            =   number of years
       ERV                          =   ending redeemable value of a
                                        hypothetical $1,000 payment made at
                                        the beginning of the 1-, 5-, and 10-year periods at the end of the 1-, 5- and 10-year periods (or fractional portion thereof).

AFTER-TAX

PRE-LIQUIDATION RETURN (average annual total return after taxes on distributions):

       P(1+T)(TO THE POWER OF n) = ATV(SUB D)

where: P                         = a hypothetical initial payment of $1,000
       T                         = average annual total return (after taxes on
                                   distributions)
       n                         = number of years
       ATV(SUB D)                = ending value of hypothetical $1,000 payment
                                   made at the beginning of the 1-, 5-, and 10-year periods at the end of the 1-, 5- and 10-year periods (or fractional portion thereof) after taxes on Portfolio distributions but not after taxes on redemption.

POST-LIQUIDATION RETURN (average annual total return after taxes on distributions and on redemption)

       P(1+T)(TO THE POWER OF n) = ATV(SUB DR)

(Assumptions are the same, except that "DR" calculates the ending value after taxes on distributions and on redemption.)

Under the foregoing formulas, the time periods used in performance advertisements will be based on rolling calendar quarters, updated at least to the last business day of the most recent available quarter prior to submission of the performance advertisements for publication. During times of market volatility, performance may vary greatly from the reported quarter-end average annualized returns; please contact Legg Mason Institutional Funds or www.lminstitutionalfunds.com for more current performance information. Total return or "T" in the formulas above, is computed by finding the average annual change in the value of an initial $1,000 investment over the period. In calculating the ending redeemable value, all dividends and other distributions by the Portfolio are assumed to have been reinvested at net asset value on the reinvestment dates during the period.

All total return figures reflect the deduction of a proportional share of Portfolio expenses on an annual basis and assume that all dividends and other distributions are reinvested when paid. The performance of each class of the Portfolio will differ because each class is subject to different expenses.

MANAGEMENT OF THE PORTFOLIO

Under applicable law, the Board of Directors is responsible for management of the Corporation and provides broad supervision over its affairs. The Corporation's officers manage the day-to-day operations of the Corporation under the general direction of the Corporation's Board of Directors.


The standing committees of the Board of Directors include an Audit Committee, a Nominating Committee, and an Independent Directors Committee. All directors who are not "interested persons" of the Corporation, as defined in the 1940 Act, are members of all three committees.

The Audit Committee meets at least twice a year with the Corporation's independent registered public accounting firm and officers to consider issues relating to the accounting principles used by the Corporation, the auditor's assessment of the adequacy of internal controls, the qualifications and fees of the independent registered public accounting firm, the scope of the audit services and any permissible non-audit services for which they are retained, and other matters. The Nominating Committee meets as necessary to review and nominate candidates for positions as directors, to fill vacancies on the Board of Directors, and to evaluate the performance of directors. The Independent Directors Committee, which was established in February 2003, considers matters related to Portfolio operations and oversees issues related to the independent directors. During the last fiscal year, the Audit Committee met three times, the Nominating Committee met one time and the Independent Directors Committee met five times.

The table below provides information about the Corporation's directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. Shareholders may forward recommendations to the Fund Secretary at the above address.



                                               TERM OF
                                                OFFICE
                                                 AND          NUMBER OF
                             POSITION(S)      LENGTH OF       FUNDS IN
                              HELD WITH          TIME            FUND            OTHER
                                 THE            SERVED         COMPLEX        DIRECTORSHIPS         PRINCIPAL OCCUPATION(S)
      NAME AND AGE           CORPORATION         (1)           OVERSEEN           HELD            DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:

Lehman, Arnold L.          Director          Since 2001    Director/       None               Director of The Brooklyn Museum of Art
Age 60                                                     Trustee of                         since 1997; Trustee of American
                                                           all Legg                           Federation of Arts since 1998.
                                                           Mason funds                        Formerly: Director of The Baltimore
                                                           consisting of                      Museum of Art (1979-1997).
                                                           23 portfolios.

Masters, Robin J.W.        Director          Since 2002    Director/       None               Retired. Director of Bermuda
Age 48                                                     Trustee of                         SMARTRISK (non-profit) since 2001.
                                                           all Legg                           Formerly: Chief Investment Officer of
                                                           Mason funds                        ACE Limited (insurance) (1986-2000).
                                                           consisting of
                                                           23 portfolios.

McGovern, Jill E.          Director          Since 2001    Director/       None               Chief Executive Officer of The Marrow
Age 59                                                     Trustee of                         Foundation since 1993. Formerly:
                                                           all Legg                           Executive Director of the Baltimore
                                                           Mason funds                        International Festival (1991 - 1993);
                                                           consisting of                      Senior Assistant to

                                               TERM OF
                                                OFFICE
                                                 AND          NUMBER OF
                             POSITION(S)      LENGTH OF       FUNDS IN
                              HELD WITH          TIME            FUND            OTHER
                                 THE            SERVED         COMPLEX        DIRECTORSHIPS         PRINCIPAL OCCUPATION(S)
      NAME AND AGE           CORPORATION         (1)           OVERSEEN           HELD            DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
                                                           23 portfolios.                     the President of The Johns Hopkins
                                                                                              University (1986-1990).

Mehlman, Arthur S.         Director          Since 2002    Director/       Trustee of the     Retired. Director of The League for
Age 62                                                     Trustee of      Royce Family of    People with Disabilities, Inc.;
                                                           all Legg        Funds consisting   Director of University of Maryland
                                                           Mason funds     of 21 portfolios.  Foundation and University of Maryland
                                                           consisting of                      College Park Foundation
                                                           23 portfolios.                     (non-profits). Formerly: Partner,
                                                                                              KPMG LLP (international accounting
                                                                                              firm) (1972-2002).

O'Brien, G. Peter          Director          Since 2001    Director/       Trustee of the     Trustee of Colgate University;
Age 58                                                     Trustee of      Royce Family of    President of Hill House, Inc.
                                                           all Legg        Funds consisting   (residential home care). Formerly:
                                                           Mason funds     of 21              Managing Director, Equity Capital
                                                           consisting of   portfolios;        Markets Group of Merrill Lynch & Co.
                                                           23 portfolios.  Director of        (1971-1999).
                                                                           Renaissance
                                                                           Capital
                                                                           Greenwich Funds;
                                                                           Director of
                                                                           Technology
                                                                           Investment
                                                                           Capital Corp.

Rowan, S. Ford             Director          Since 2002    Director/       None               Consultant, Rowan & Blewitt Inc.
Age 61                                                     Trustee of                         (management consulting); Visiting
                                                           all Legg                           Associate Professor, George Washington
                                                           Mason funds                        University since 2000; Director of
                                                           consisting of                      Santa Fe Institute (scientific
                                                           23 portfolios.                     research institute) since 1999;
                                                                                              Director of Annapolis Center for
                                                                                              Science-Based Public Policy since
                                                                                              1995.

INTERESTED DIRECTORS:

Curley Jr., John F.        Chairman and      Since 2001    Chairman and    None               Chairman of the Board of all Legg
Age 65                     Director                        Director/                          Mason Funds. Formerly: Vice Chairman
                                                           Trustee of                         and Director of Legg Mason, Inc. and
                                                           all Legg                           Legg Mason Wood Walker, Incorporated
                                                           Mason funds                        (1982-1998); Director of Legg Mason
                                                           consisting of                      Fund Adviser, Inc. (1982-1998) and
                                                           23 portfolios.                     Western Asset Management Company
                                                                                              (1986-1998) (each a registered
                                                                                              investment adviser).

Fetting, Mark R.           President and     President     President       Trustee of the     Executive Vice President of Legg

                                               TERM OF
                                                OFFICE
                                                 AND          NUMBER OF
                             POSITION(S)      LENGTH OF       FUNDS IN
                              HELD WITH          TIME            FUND            OTHER
                                 THE            SERVED         COMPLEX        DIRECTORSHIPS         PRINCIPAL OCCUPATION(S)
      NAME AND AGE           CORPORATION         (1)           OVERSEEN           HELD            DURING THE PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Age 49                     Director          since 2001 /  and Director/   Royce Family of    Mason, Inc., director and/or officer
                                             Director      Trustee of      Funds consisting   of various other Legg Mason affiliates
                                             since 2002    all Legg        of 21 portfolios.  since 2000. Formerly: Division
                                                           Mason funds                        President and Senior Officer of
                                                           consisting of                      Prudential Financial Group, Inc. and
                                                           23 portfolios.                     related companies, including fund
                                                                                              boards and consulting services to
                                                                                              subsidiary companies (1991-2000);
                                                                                              Partner, Greenwich Associates; Vice
                                                                                              President, T. Rowe Price Group, Inc.

EXECUTIVE OFFICERS:

Karpinski, Marie K.        Vice President    Since 1998    Vice            None               Vice President and Treasurer of all
Age 55                     and Treasurer                   President and                      Legg Mason Funds. Vice President and
                                                           Treasurer of                       Treasurer of Legg Mason Fund Adviser,
                                                           all Legg                           Inc. and Western Asset Funds, Inc.;
                                                           Mason funds                        Treasurer and Principal Financial and
                                                           consisting of                      Accounting Officer of Pacific American
                                                           23 portfolios.                     Income Shares, Inc., Western Asset
                                                                                              Premier Bond Fund, Western
                                                                                              Asset/Claymore U.S. Treasury Inflation
                                                                                              Protected Securities Fund, and Western
                                                                                              Asset/Claymore U.S. Treasury Inflation
                                                                                              Protected Securities Fund 2.

Merz, Gregory T.           Vice President,   Since 2003    Vice            None               Vice President and Deputy General
Age 45                     Secretary and                   President,                         Counsel of Legg Mason, Inc. since
                           Chief Legal                     Secretary and                      2003. Formerly: Associate General
                           Officer                         Chief Legal                        Counsel, Fidelity Investments
                                                           Officer of                         (1993-2002); Senior Associate,
                                                           all Legg                           Debevoise & Plimpton (1985-1993).
                                                           Mason funds
                                                           consisting of
                                                           23 portfolios.



(1) Officers of the Corporation serve one-year terms, subject to annual reappointment by the Board of Directors. Directors of the Corporation serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

Mr. Curley and Mr. Fetting are considered to be interested persons, as defined in the 1940 Act, of the Corporation on the basis of their employment with the Manager or its affiliated entities (including the Portfolio's principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

The following table shows each director's ownership of shares of the Portfolio and of all the Legg Mason Funds served by the director as of December 31, 2003:



                                  DOLLAR RANGE OF EQUITY          AGGREGATE DOLLAR RANGE
                                       SECURITIES IN                OF SHARES IN THE
                                  BATTERYMARCH U.S. SMALL           LEGG MASON FUNDS
     NAME OF DIRECTOR         CAPITALIZATION EQUITY PORTFOLIO       OWNED BY DIRECTOR
----------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
Lehman, Arnold L.                          None                           Over $100,000
Masters, Robin J.W.                        None                       $10,000 - $50,000
McGovern, Jill E.                          None                           Over $100,000
Mehlman, Arthur S.                         None                      $50,001 - $100,000
O'Brien, G. Peter                          None                           Over $100,000
Rowan, S. Ford                             None                           Over $100,000
INTERESTED DIRECTORS:
Curley, John F., Jr.                       None                           Over $100,000
Fetting, Mark R.                           None                           Over $100,000



The following table provides certain information relating to the compensation of the Corporation's directors. None of the Legg Mason Funds has any retirement plan for its directors. However, each director may participate in a deferred compensation plan as discussed below.



                                                                    TOTAL COMPENSATION FROM
                                                                        CORPORATION AND
                                        AGGREGATE COMPENSATION           FUND COMPLEX
     NAME OF PERSON AND POSITION           FROM CORPORATION*          PAID TO DIRECTORS**
--------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS:
Gilmore, Richard G. - Director ***             $    646                   $   56,250
Lehman, Arnold L. - Director                   $  3,196                   $   72,500
Masters, Robin J.W. - Director                 $  2,588                   $   62,500
McGovern, Jill E. - Director                   $  2,956                   $   65,000
Mehlman, Arthur S. - Director ****             $  2,774                   $   66,250

                                                                        TOTAL COMPENSATION FROM
                                                                            CORPORATION AND
                                            AGGREGATE COMPENSATION           FUND COMPLEX
     NAME OF PERSON AND POSITION               FROM CORPORATION*          PAID TO DIRECTORS**
------------------------------------------------------------------------------------------------
O'Brien, G. Peter  - Director ****                 $  2,956                   $  131,500
Rowan, S. Ford - Director                          $  2,588                   $   62,500
INTERESTED DIRECTORS:
Curley, John F., Jr.  -
Chairman of the Board and Director                     None                         None
Fetting, Mark R. - President and Director              None                         None



* Represents compensation paid to the directors for the fiscal year ended March 31, 2004.

** Represents aggregate compensation paid to each director during the calendar year ended December 31, 2003. There are 12 open-end investment companies in the Legg Mason Funds, consisting of 23 portfolios.

*** Compensation paid to Mr. Gilmore prior to his death on September 19, 2003.

**** Mr. Mehlman was elected to the Board of Trustees of The Royce Funds on April 15, 2004. The total compensation paid to Mr. O'Brien reflects compensation paid by The Royce Funds, consisting of 21 portfolios, in addition to that paid by the Legg Mason Funds.

Officers and directors who are interested persons of the Corporation, as defined in the 1940 Act, receive no salary or fees from the Corporation. For serving as a director/trustee of all the of Legg Mason mutual funds, each director who is not an interested person of the Corporation ("Independent Director") receives an annual retainer of $30,000 and a fee of $7,500 for each quarterly meeting he or she attends. The Lead Independent Director receives $10,000 per year and the Chair of the Board's Nominating Committee receives $2,500 per year in additional compensation for their additional time commitment. In addition, the Chair and Deputy Chair of the Board's Audit Committee receive $5,000 and $2,500 per year, respectively, for their additional time and commitments. Independent Directors will also receive a fee of $3,750 or $1,250 for any special Board meetings they attend in-person or by telephone, respectively. These fees are allocated to each Legg Mason Fund based on average net assets as of December 31 of the previous year. Individual directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for each Corporation and Trust. The Legg Mason Funds reimburse Independent Directors for their travel and other out-of-pocket expenses related to their attendance of Board meetings.

On June 30, 2004, the Directors and Officers of the Corporation beneficially owned in the aggregate less than 1% of any class of the Portfolio's outstanding shares.

On June 30, 2004, the following shareholders owned of record or beneficially 5% or more of a class of the outstanding shares of the Portfolio. Unless otherwise indicated, each of the shareholders listed below may be contacted c/o the Portfolio at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary.

       NAME AND ADDRESS                      CLASS              % OF CLASS HELD
--------------------------------------------------------------------------------
The Northern Trust Co Ttee
FBO Sony Electronics                   Institutional Class           6.08%
Savings & P Plan - DV
PO Box 92994
Chicago, IL 60675-2994

Bank of America NA
Ttee Bank of America 401K Plan         Institutional Class           5.47%
700 Louisiana St TX4-213-06-14
Houston, TX 77002-2700


MANAGER

The Manager, a wholly owned subsidiary of Legg Mason, Inc., a financial services holding company, serves as investment manager to the Portfolio under an Investment Management Agreement between the Manager and the Portfolio (the "Management Agreement").

Under the Management Agreement, the Manager is responsible, subject to the general supervision of the Corporation's Board of Directors, for the actual management of the Portfolio's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and this SAI. The Manager also is responsible for the compensation of Directors and officers of the Corporation who are employees of the Manager or its affiliates. The Manager receives for its services a fee as described in the Prospectus. As noted below, the Manager has delegated responsibility for the selection of the Portfolio's investments to the Adviser.

The Portfolio pays all of its other expenses that are not assumed by the Manager. These expenses include, among others, expenses of preparing and printing prospectuses, statements of additional information, proxy statements and reports and of distributing them to existing shareholders, custodian charges, transfer agency fees, organizational expenses, compensation of the directors who are not "interested persons" of the Manager, or its affiliates, as that term is defined in the 1940 Act, legal and audit expenses, insurance expenses, expenses of registering and qualifying shares of the Portfolio for sale under federal and state law, Rule 12b-1 fees, governmental fees, expenses incurred in connection with membership in investment company organizations, interest expense, taxes and brokerage fees and commissions. The Portfolio also is liable for such nonrecurring expenses as may arise, including litigation to which the Portfolio or the Corporation may be a party. The Corporation may also have an obligation to indemnify its Directors and officers with respect to litigation.

Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

The Management Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the Portfolio's outstanding voting securities, or by the Manager, on not less than 60 days' notice to the Corporation, and may be terminated immediately upon the mutual written consent of the Manager and the Corporation.


The Manager receives for its services to the Portfolio a management fee, calculated daily and payable monthly, at an annual rate of 0.70% of the average daily net assets of the Portfolio. The Manager has agreed to waive its fees for the Portfolio to the extent necessary to limit expenses related to Institutional Class shares and Financial Intermediary Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses) to an annual rate of 0.95% and 1.20%, respectively, of average net assets attributable to these classes of shares until August 1, 2005. The Portfolio has agreed to pay the Manager for waived fees and reimbursed expenses provided that payment does not cause the Portfolio's annual operating expenses to exceed 0.95% of the average net assets of the Institutional Class shares, and 1.20% of the average net assets of the Financial Intermediary Class shares and the payments are made within three years after the year in which the Manager earned the fee or incurred the expense.

For the fiscal years ended March 31, the Portfolio paid the Manager management fees of (prior to fees waived):



                  2004                 2003               2002
          ------------------------------------------------------------
              $ 2,860,268           $ 1,137,408         $ 834,036


ADVISER

Batterymarch, a wholly owned subsidiary of Legg Mason, Inc., serves as the Adviser to the Portfolio under an Investment Advisory Agreement (the "Advisory Agreement").


Under the Advisory Agreement, Batterymarch is responsible, subject to the general supervision of the Corporation's Board of Directors and the Manager, for the actual management of the Portfolio's assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and this SAI. Batterymarch receives from the Manager for its services to the Portfolio an advisory fee as described in the Prospectus.


Under the Advisory Agreement, Batterymarch will not be liable for any error of judgment or mistake of law or for any loss suffered by the Portfolio in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

The Advisory Agreement terminates automatically upon assignment and is terminable with respect to the Portfolio at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the Portfolio's outstanding voting securities, or by Batterymarch, on not less than 60 days' notice, and may be terminated immediately upon the mutual written consent of the parties.

BOARD CONSIDERATION OF THE MANAGEMENT AND ADVISORY AGREEMENTS


In approving the Management Agreement and Advisory Agreement, the Board of Directors primarily considered whether continuation of the Agreements would be in the best interests of the Portfolio and its shareholders, an evaluation largely based on the nature and quality of the services provided under the Agreements and the overall fairness of the Agreements to the Portfolio. The Independent Directors requested and evaluated an extensive report from LMFA that addressed specific factors designed to inform the Board of Directors' consideration of these and other issues. The Independent Directors met with experienced mutual fund legal counsel separately from management and the full Board of Directors to evaluate this report.


With respect to the nature and quality of the services provided, the Board of Directors considered the performance of the Portfolio in comparison to relevant market indices, the performance of a peer group of investment companies pursuing broadly similar strategies, and the degree of risk undertaken by the portfolio management team.

The Board of Directors also considered the Adviser's procedures for executing portfolio transactions for the Portfolio. The Board of Directors considered available data on the quality of execution and use of brokerage to obtain investment research and other services.

With respect to the overall fairness of the Management Agreement and Advisory Agreement, the Board of Directors primarily considered the fee structure of the Agreements and the profitability of the Manager, the

Adviser and their affiliates from their overall association with the Portfolio. The Board of Directors reviewed information about the rates of compensation paid to the advisers, and overall expenses ratios, for funds comparable in size, character and investment strategy to the Portfolio. The Board of Directors considered the specific portfolio management issues that contributed to the funds' advisory fee. The Board of Directors also considered the contractual limits on Portfolio expenses undertaken by the Manager. In concluding that the benefits accruing to the Manager and its affiliates by virtue of their relationship to the Portfolio were reasonable in comparison with the costs of the provision of investment advisory services and the benefits accruing to the Portfolio, the Board of Directors reviewed specific data as to the Manager's profit or loss on the Portfolio for a recent period. In prior years, the Board of Directors has reviewed and discussed at length a study by an outside accounting firm evaluating Legg Mason's cost allocation methodology.

In addition to the annual Board of Directors meeting in which the Management Agreement and Advisory Agreement are reviewed, the Board of Directors meets at least another three times a year in order to oversee the management and performance of the Portfolio. The members of the portfolio management team of the Portfolio make periodic presentations at these quarterly meetings. Such meetings provide additional opportunities for the Board of Directors to discuss performance, brokerage, compliance and other Portfolio issues. The Board of Directors also draws upon its long association with the Manager and its personnel, and the Board of Directors members' familiarity with the culture of the organization, the manner in which it has handled past problems, and its treatment of investors.

DISTRIBUTOR

Legg Mason, 100 Light Street, P.O. Box 1476, Baltimore, MD 21203-1476, acts as distributor of the Portfolio's shares pursuant to an Underwriting Agreement with the Portfolio (the "Underwriting Agreement").

Except as noted in the Prospectus, the Portfolio's shares are distributed in a continuous offering. The Underwriting Agreement is terminable with respect to the Portfolio without penalty, at any time, by vote of a majority of the Portfolio's 12b-1 Directors, or by vote of the holders of a majority of the shares of the Portfolio, or by the Distributor upon 60 days' notice to the Corporation.

Legg Mason pays certain expenses in connection with the offering of shares of the Portfolio, including any compensation to its financial advisors, the printing and distribution of prospectuses, SAIs and periodic reports used in connection with the offering to prospective investors, and expenses relating to any supplementary sales literature or advertising. The Portfolio bears the expenses of preparing, setting in type and mailing the Prospectus, the SAI and periodic reports to existing shareholders.

The Corporation has adopted a Plan for the Portfolio which, among other things, permits the Corporation to pay the Distributor fees for its services related to sales and distribution of Financial Intermediary Class shares and the provision of ongoing services to Financial Intermediary Class shareholders by the Distributor or other parties. Payments are made only from assets attributable to Financial Intermediary Class shares. Under the Plan, the aggregate fees may not exceed an annual rate of 0.40% of the Portfolio's average daily net assets attributable to Financial Intermediary Class shares. Payments under the Plan are currently limited to 0.25% of average daily net assets. The Board of Directors may increase the limit up to 0.40% of average daily net assets as provided by the Plan without obtaining shareholder approval. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of the Prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to Financial Intermediary Class shares only. The Distributor may pay all or a portion of the fee to its investment executives. Legg Mason receives no payment from the Portfolio for the distribution of Institutional Class shares, but may receive payments from the Portfolio's transfer agent for providing administrative and sub-transfer agency services to each class.

Amounts payable by the Portfolio under the Plan need not be directly related to the expenses actually incurred by Legg Mason on behalf of the Portfolio. The Plan does not obligate the Portfolio to reimburse Legg Mason for the actual expenses Legg Mason may incur in fulfilling its obligations under the Plan. Thus, even if Legg Mason's actual expenses exceed the fee payable to Legg Mason at any given time, the

Portfolio will not be obligated to pay more than that fee. If Legg Mason's expenses are less than the fee it receives, Legg Mason will retain the full amount of the fee.

The Plan will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by a vote of a majority of the 12b-1 Directors or by a vote of a majority of the outstanding voting securities of the Financial Intermediary Class shares. Any change in the Plan that would materially increase the distribution cost to the Portfolio beyond 0.40% requires shareholder approval; otherwise, the Plan may be amended by the Directors, including a majority of the 12b-1 Directors, as previously described.

In accordance with Rule 12b-1, the Plan provides that the Distributor will submit to the Corporation's Board of Directors, and the Directors will review, at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, as long as the Plan is in effect, the selection and nomination of the Independent Directors will be committed to the discretion of such Independent Directors.

There are certain anticipated benefits to shareholders of the Corporation that may result from the Plan. For example, the payment of service fees will provide an incentive to maintain and enhance the level of services provided to each Portfolio's Financial Intermediary shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the Portfolio to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses would serve to offset, at least in part, the additional expenses incurred by the Portfolio in connection with its Plan. Furthermore, the investment management of the Portfolio could be enhanced, as net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.


For the Fiscal year ended March 31, 2004, the Portfolio paid distribution and service fees with respect to Financial Intermediary Class shares of $8,630.

For the fiscal year ended March 31, 2004, Legg Mason incurred the following expenses in connection with distribution and shareholder services with respect to Financial Intermediary Class shares of the Portfolio.



      Compensation to sales personnel                                $     8,000

      Advertising                                                              -

      Printing and mailing of prospectuses                                     -
      to prospective shareholders

      Administration, overhead and corporate training                $   248,000
      --------------------------------------------------------------------------
      Total expenses                                                 $   256,000
      ==========================================================================


CODES OF ETHICS


The Corporation, the Manager, Batterymarch and Legg Mason each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities, including securities that may be purchased or held by the Portfolio, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. With respect to transactions in Legg Mason funds, personnel covered by the code: must submit proposed transactions in Legg Mason funds for pre-clearance; must hold fund shares purchased for a least sixty days; and are prohibited from using their knowledge of the portfolio of a Legg Mason fund to engage in any trade or short-term trading strategy involving that fund.

As the Portfolio may hold various equity securities in its portfolio, it often has the right to vote by proxy on items of business with respect to issuers whose securities it owns. The Legg Mason funds have developed proxy voting procedures whereby, subject to Board oversight, the advisers and/or sub-advisers that actually manage the assets of the Funds are delegated the responsibility for assessing and voting the Funds' proxies in accordance with their own proxy voting policies and procedures. These policies and procedures include specific provisions to determine when a conflict exists between the Portfolio and its adviser and its affiliates. Copies of the proxy voting policies and procedures of the Adviser are attached to this SAI as Appendix A.

Beginning August 31, 2004, information regarding how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge by calling 1-888-536-6432 (toll free) or through the SEC's Internet site at http://www.sec.gov.


PURCHASES AND REDEMPTIONS

The Corporation reserves the right to modify the mail, telephone or wire redemption services or to terminate the telephone or wire redemption services described in the Prospectus at any time without prior notice to shareholders. The Corporation also reserves the right to suspend or postpone redemptions: (1) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (2) when trading in markets the Corporation normally utilizes is restricted or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the Corporation's investments or determination of its net asset value not reasonably practicable, or (3) for such other periods as the SEC by regulation or order may permit for the protection of the Corporation's shareholders. In the case of any such suspension, an investor may either withdraw the request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.


In consideration of the best interests of the remaining shareholders, the Corporation reserves the right to pay any redemption price in whole or in part by a distribution in-kind of readily marketable securities held by the Portfolio in lieu of cash. If shares are redeemed in-kind, however, the redeeming shareholder should expect to incur transaction costs upon the disposition of the securities received in the distribution and may suffer losses if those securities fluctuate in value before the shareholder sells them. A redemption in-kind may be considered the sale of securities by the Portfolio to the party receiving the securities. Redemptions in-kind will not be done with Legg Mason or other affiliated persons of the Corporation except as permitted by SEC rules or orders, or other interpretive guidance.


EXCHANGE PRIVILEGE


Institutional Class and Financial Intermediary Class shares of the Portfolio may be exchanged for shares of Legg Mason Cash Reserve Trust, or for shares of the same class of any of the other Legg Mason funds, provided these funds are eligible for sale in your state of residence and provided that the investor meets the eligibility criteria of that class and the value of exchanged shares is at least $1,000,000. You can request an exchange in writing or by telephone. Be sure to read the current prospectus for any fund into which you are exchanging.


There is currently no fee for exchanges. However, an exchange of Portfolio shares will be treated as a sale of the shares, and any gain on the transaction will be subject to tax.




Some retirement plan administrators may not offer for exchange all of the Institutional Class or Financial Intermediary Class shares of all Legg Mason funds that have such shares.

When a shareholder decides to exchange shares of the Portfolio, the transfer agent will redeem shares of the Portfolio and invest the proceeds in shares of another selected fund. Redemptions of shares of the Portfolio will be made at the net asset value determined on the same day that the request is received in proper order, if received before the close of regular trading on the Exchange. If the request is received by the transfer agent after such close of regular trading, shares will be redeemed at the net asset value determined as of the close of the Exchange on the next day the Exchange is open.

SYSTEMATIC WITHDRAWAL PLAN

Shareholders with an initial net asset value of $1,000,000 or more are eligible to participate in the Systematic Withdrawal Plan. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. Receipt of payment of proceeds or redemptions made through the Systematic Withdrawal Plan will be wired through ACH to your checking or savings account - redemptions of Portfolio shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days.

Redemptions will be made at the net asset value per share determined as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor. If the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the close of regular trading on the Exchange on the next day the Exchange is open. If the redemption option designated is the last day of the month and the Exchange is not open for business on that day, the shares will be redeemed at the per share net asset value determined as of the previous day the Exchange was open. Requests must be made in writing to Legg Mason Institutional Funds to participate in, change or discontinue the Systematic Withdrawal Plan. You may change the monthly amount to be paid to you or terminate the Systematic Withdrawal Plan at any time without charge or penalty by notifying Legg Mason Institutional Funds. The Portfolio, its transfer agent, and Legg Mason Institutional Funds also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution. These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold. If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

Ordinarily, you should not purchase additional shares of the Portfolio if you maintain a Systematic Withdrawal Plan, because there are tax disadvantages associated with such purchases and withdrawals. The Portfolio will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year's scheduled withdrawals.

EXCESSIVE TRADING

The Portfolio reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason. In particular, because the Portfolio is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets, the Portfolio reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice when the Portfolio detects a pattern of excessive trading. However, this reservation of right does not impose an obligation to take action in any particular circumstance. Although shareholder transactions are monitored for certain patterns of excessive trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated. Investors seeking to engage in excessive trading practices may deploy a variety of strategies to avoid detection, and there can be no guarantee that the Portfolio or its agents will be successful in defeating these strategies. In addition, the ability of the Portfolio and its agents to detect, prevent or terminate excessive trading through accounts maintained by brokers, retirement plan accounts and other financial intermediaries is limited in circumstances where the underlying shareholder account information is maintained by the financial intermediary.


PORTFOLIO TRANSACTIONS AND BROKERAGE


The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period. Short-term securities are excluded from the calculation.

For the fiscal years ended March 31, the Portfolio's portfolio turnover rates were as follows:


                      2004            2003
             --------------------------------------
                     141.1%          119.4%



Under the Management Agreement and Advisory Agreement, the Manager and the Adviser are responsible for the execution of the Portfolio's transactions. The Adviser places all orders for the purchase and the sale of portfolio investments with brokers or dealers selected by it in its discretion. Transactions on stock exchanges and other agency transactions involve the payment by the Portfolio of brokerage commissions. There is generally no stated commission in the case of securities, such as U.S. Government securities, traded in the over-the-counter markets, but the price paid by the Corporation usually includes an undisclosed dealer commission or markup. In selecting brokers or dealers, the Adviser must seek the most favorable price (including the applicable dealer spread or brokerage commission) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions or spreads to broker-dealers who provide research and analysis. The Portfolio may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the Portfolio, the Adviser also takes into account other factors bearing on the overall quality of execution, such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the services described below) and any risk assumed by the executing broker or dealer.

Consistent with the policy of most favorable price and execution, the Adviser may give consideration to research, statistical and other services furnished by brokers or dealers to the Adviser for its use, may place orders with brokers or dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to these brokers or dealers a higher brokerage commission than may be charged by other brokers or dealers, or a higher transaction fee on so-called "riskless principal" trades in certain Nasdaq securities. Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to the Adviser in connection with services to clients other than the Portfolio whose brokerage generated the service. On the other hand, research and analysis received by the Adviser from brokers executing orders for clients other than the Portfolio may be used for the Portfolio's benefit. The Adviser's fee is not reduced by reason of its receiving such brokerage and research services.

From time to time the Portfolio may use Legg Mason as broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to Legg Mason will not exceed "usual and customary brokerage commissions." Rule 17e-1 under the 1940 Act defines "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In the over-the-counter market, the Portfolio generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

Except as permitted by SEC rules or orders, the Portfolio may not buy securities from, or sell securities to, Legg Mason or its affiliated persons as principal, including so-called "riskless principal" trades. The Corporation's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Portfolio may purchase securities that are offered in certain underwritings in which Legg Mason or any of its affiliated persons is a participant. These procedures, among other things, limit the Portfolio's investment in the amount of securities of any class of securities offered in an underwriting in which Legg Mason or any of its affiliated persons is a participant so that the Portfolio, together with all other registered investment companies having the same adviser and all private accounts controlled by the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the Portfolio may not purchase securities during the existence of an underwriting if Legg Mason is the sole underwriter of those securities. In no case in which the Portfolio purchases securities in an underwriting in which Legg Mason or any affiliated person is a participant can the Portfolio purchase the securities from Legg Mason or the affiliated person.

Section 11(a) of the Securities Exchange Act of 1934 prohibits Legg Mason from executing transactions on an exchange for its affiliates, such as the Portfolio, unless the affiliate expressly consents by written contract. The Portfolio's Management Agreement expressly provides such consent.

Investment decisions for the Portfolio are made independently from those of other funds and accounts advised by the Adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.


For the fiscal years ended March 31, the Portfolio paid total brokerage commissions as follows:


                  2004               2003                2002
         ------------------------------------------------------------
              $ 1,355,964          $ 740,300           $ 623,652


No brokerage commissions were paid to affiliated persons of the Portfolio, the Manager, the Adviser or the Distributor.


The Portfolio held no shares of its regular broker-dealers or parent companies of its regular broker-dealers as of March 31, 2004.


ADDITIONAL TAX INFORMATION

GENERAL REQUIREMENTS FOR "PASS-THROUGH" TREATMENT


To continue to qualify for treatment as a regulated investment company under Subchapter M of the Code ("RIC"), the Portfolio must distribute annually to its shareholders at least 90% of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss and net gain from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of its total assets may be invested in securities (other than U.S. Government securities and securities of other
RICs) of any one issuer or two or more issuers that the Portfolio controls and that are engaged in the same, similar or related trades or businesses. By so qualifying, the Portfolio will not be subject to federal income tax to the extent it distributes its net investment income, net realized short-term capital gains and net capital gain (the excess of net long-term capital gain over net short-term capital loss) to its shareholders.

If the Portfolio failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate rates without being able to deduct the distributions it makes to its shareholders, and all distributions from its earnings and profits, including any distributions of net capital gain, would be taxable to its shareholders as ordinary income (except that, for individual shareholders, the part of those distributions that is "qualified dividend income" would be taxable at the rate for net capital gain - a maximum of 15%). In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC.

If the Portfolio fails to distribute in a calendar year substantially all of its ordinary income for that year and substantially all of its capital gain net income for the one-year period ending October 31 in that year (or later if the Portfolio so elects), plus any retained amount from the prior year, the Portfolio will be subject to a 4% excise tax on the undistributed amounts. A distribution the Portfolio declares in October, November or December of any year that is payable to shareholders of record on a date in such a month will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 if the Portfolio pays the distribution during the following January. Such a distribution, therefore, will be taxable to shareholders for the year in which that December 31 falls. The Portfolio intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.


MISCELLANEOUS

Dividends and other distributions on the Portfolio's shares are generally subject to federal income tax to the extent they do not exceed the Portfolio's previously undistributed realized income and gains, even though such distributions may economically represent a partial return of a particular shareholder's investment. In the latter case, such distributions are likely to occur in respect of shares purchased when the Portfolio's net asset value reflects gains that are either unrealized or realized but not distributed. Realized gains may be required to be distributed even when the Portfolio's net asset value also reflects unrealized losses.

If the Portfolio makes distributions to its shareholders in excess of its current and accumulated earnings and profits in any taxable year, the excess will be treated as a return of capital to the extent of a shareholder's tax basis in his or her shares and thereafter as capital gain. A return of capital is not taxable, but it reduces a shareholder's tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition of shares by such shareholder.

A portion of the dividends from the Portfolio's investment company taxable income (whether paid in cash or reinvested in additional shares) may be eligible for (1) the 15% maximum rate of federal income tax applicable to dividends that individual taxpayers receive through 2008 and (2) the dividends-received deduction allowed to corporations (although dividends a corporate shareholder deducts are subject indirectly to the federal alternative minimum tax). The eligible portion for purposes of the 15% rate may not exceed the aggregate dividends the Portfolio receives from domestic corporations and certain foreign corporations, whereas only dividends the Portfolio receives from domestic corporations are eligible for purposes of the dividends-received deduction.


On the disposition of Portfolio shares (whether by redemption or exchange), a shareholder may recognize gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term depending on the shareholder's holding period for the shares. Any capital gain an individual shareholder realizes on a redemption or exchange through the end of 2008 of his or her Portfolio shares held for more than one year will qualify for the 15% maximum rate referred to above.

If shares of the Portfolio are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any net capital gain distributions received on those shares. All or a portion of any loss realized on a taxable disposition of Portfolio shares will be disallowed if other shares Portfolio shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

Dividends the Portfolio receives, and gains it realizes, on foreign securities, if any, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on the Portfolio's securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.


The Portfolio's hedging activities may give rise to ordinary income or loss. In addition, such activities will likely produce a difference between book income and taxable income. This difference may cause a portion of the Portfolio's distributions to constitute a return of capital for tax purposes or require the Portfolio to make distributions exceeding book income to continue to qualify for treatment as a RIC for tax purposes.

Investment in a corporation that qualifies as a "passive foreign investment company" under the Code could subject the Portfolio to U.S. federal income tax and other charges on certain "excess distributions" with respect to the investment and on the proceeds from disposition of the investment. The Portfolio may elect to mark gains (and, to a limited extent, losses) in such investments "to the market" as though it had sold and repurchased those investments on the last day of the Portfolio's taxable year.


Foreign investors must satisfy certain certification and filing requirements to qualify for exemption from back-up withholding and for a reduced rate of U.S. withholding tax under income tax treaties. Foreign investors should consult their tax advisers with respect to the potential application of these regulations.


CAPITAL STOCK INFORMATION

Legg Mason Charles Street Trust, Inc. was incorporated in Maryland on January 13, 1998. Prior to April 27, 2001, Legg Mason Charles Street Trust, Inc. was known as "LM Institutional Fund Advisors II, Inc." The Portfolio is an open-end, diversified investment management company. The directors of Legg Mason Charles Street Trust, Inc. may, without shareholder approval, create, in addition to the Portfolio, other series of shares representing separate investment portfolios. Any such series may be divided without shareholder approval into two or more classes of shares having such terms as the directors may determine. Establishment and offering of additional portfolios or classes of shares of a portfolio will not alter the rights of the Corporation's shareholders. The rights of the Portfolio's shareholders cannot be modified by other than a majority vote.

The Corporation has a total of 10 billion shares of common stock at par value of $0.001. Each share has one vote, with fractional shares voting proportionally. Shares of all classes of the Portfolio will vote together as a single class except when otherwise required by law or as determined by the directors. Shares are freely transferable, are entitled to dividends as declared by the Directors, and, if the Portfolio were liquidated, would receive the net assets of the Portfolio. Voting rights are not cumulative, and all shares of the Portfolio are fully paid, redeemable and non-assessable and have no conversion rights. Shares do not have preemptive rights or subscription rights.


Although the Portfolio does not intend to hold annual shareholder meetings, it will hold a special meeting of shareholders when the 1940 Act requires a shareholder vote on certain matters (including the election of Directors in certain cases or approval of an advisory contract) or the Directors otherwise deem a meeting appropriate or necessary.


OTHER INFORMATION

State Street Bank and Trust Company ("State Street"), P.O. Box 1790, Boston, Massachusetts 02105, serves as custodian of the Corporation's assets. As such, State Street holds in safekeeping certificated securities and cash belonging to the Corporation and, in such capacity, is the registered owner of securities in book-entry form belonging to the Corporation. Upon instruction, State Street receives and delivers cash and securities of the Corporation in connection with the Portfolio's transactions and collects all dividends and other distributions made with respect to the Portfolio's securities. State Street also maintains certain accounts and records of the Corporation. State Street also calculates the net asset value, total net income and net asset value per share of the Portfolio on a daily basis (and as otherwise may be required by the 1940 Act) and performs certain accounting services for the Portfolio.

State Street serves as transfer and dividend-disbursing agent and administrator of various shareholder services. LM Fund Services, Inc. ("LMFS") serves as sub-transfer agent to the Portfolio assisting State Street with certain of its duties as transfer agent. LMFS receives from State Street for its services a percentage of the per account fees the Portfolio pays Sate Street for transfer agency services. Shareholders who request a historical transcript of their account will be charged a fee based on the number of years researched. The Corporation reserves the right, upon 60 days' written notice, to make other charges to investors to cover administrative costs. LMFS may also receive compensations for providing certain shareholder services to Financial Intermediary and Institutional Class shareholders of the Portfolio.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 2001 Market Street, Philadelphia, Pennsylvania 19103, serves as the Corporation's Independent Registered Public Accounting Firm. Ernst & Young LLP conducts an annual audit of the Corporation, assists in the preparation of the Portfolio's federal and state income tax returns and consults with the Corporation as to matters of accounting and federal and state income taxation.


FINANCIAL STATEMENTS


The Annual Report to shareholders for the fiscal year ended March 31, 2004, contains the financial statements, accompanying notes and the report of Ernst & Young LLP, the Portfolio's Independent Registered Public Accounting Firm, all of which are hereby incorporated by reference herein.

                                                                      APPENDIX A

                                LEGG MASON FUNDS
                              PROXY VOTING POLICIES
                                    MAY 2003

These policies are designed to address the rights and responsibility of the Legg Mason funds to ensure that proxies held by the funds are voted in the best interests of each respective fund. Some Legg Mason funds, particularly fixed-income funds, will rarely own securities that have corresponding voting rights. Other funds, however, own equity securities and these policies are designed to assure that proxies are voted in the best interests of the funds, to address potential conflicts of interest, and to keep proxy voting records.

1. Voting Proxies - Proxies solicited for items of business with respect to issuers whose voting securities are owned by a Legg Mason fund, if voted by the fund, must be voted in the best interests of the fund.

2. Proxy Voting Policies of Advisers to Legg Mason funds - Each investment adviser and sub-adviser to a Legg Mason fund must have written proxy voting policies and procedures, including policies and procedures to address potential material conflicts between an adviser and its clients (including the fund). Each different adviser may have different proxy voting policies and procedures that are individually tailored to fit its respective businesses and investment styles.

3. Funds' Proxy Voting Policies and Procedures - The investment advisers and sub-advisers to the Legg Mason funds are responsible for managing the assets of the fund or funds they manage, including voting proxies. In accordance with the procedures noted below, the Board of Directors/Trustees of the Legg Mason funds will initially and periodically review and approve the use of the advisers' policies for the voting of the funds' proxies. The policies and procedures that a fund will utilize with respect to proxy voting shall be the proxy voting policies and procedures of the adviser or sub-adviser that actually manages the assets of the fund. Each adviser or sub-adviser is responsible for maintaining all proxy voting records required to be established and maintained by the Legg Mason fund or funds it manages and shall provide such records to the fund(s) upon request.

4. Annual Review - An adviser's proxy voting policies and procedures must be initially reviewed, and their use on behalf of a Legg Mason fund must be approved by the Board of Directors/Trustees. In addition, on an annual basis, each adviser must report any significant problems that arose during the year related to voting the funds' proxies or reporting the votes pursuant to regulatory requirements, any material conflicts, how such conflicts were addressed, and the total number of proxies voted during the previous year. Advisers should also be prepared to discuss any novel or controversial proxy votes during their semi-annual reports to the Board of Directors/Trustees and any votes that were inconsistent with the adviser's stated proxy voting policies and procedures.

5. Changes to Advisers' Policies and Procedures - On an annual basis, any material changes to an adviser's proxy voting policies and procedures, as relevant to the funds, must be reported to the Board of Directors/Trustees, which shall review and, in its discretion, approve the use of such amended proxy voting policies and procedures.

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                          LEGG MASON FUND ADVISER, INC.
                      PROXY VOTING POLICIES AND PROCEDURES
                                    MAY 2003

Legg Mason Fund Adviser, Inc. ("LMFA") acts as investment adviser to several Legg Mason funds pursuant to contracts between the funds and LMFA. In these cases, LMFA retains a sub-adviser to perform all investment advisory services for the funds. LMFA delegates to each sub-adviser the responsibility for voting proxies for the Legg Mason funds, as applicable, through LMFA's contracts with each sub-adviser. Each sub-adviser may use its own proxy voting policies and procedures to vote proxies of a fund if the fund's Board reviews and approves the use of those policies and procedures. Accordingly, LMFA does not expect to have proxy voting responsibility for any of the Legg Mason funds.

Should LMFA become responsible for voting proxies for any reason, such as the inability of a sub-adviser to provide investment advisory services, LMFA shall utilize the proxy voting guidelines established by the most recent sub-adviser for the fund to vote proxies in the best interest of that fund until a new sub-adviser is retained and the use of its proxy voting policies and procedures is authorized by the Board of Directors/Trustees of the Legg Mason fund. If LMFA becomes responsible for voting proxies, LMFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations.

In the case of a material conflict between the interests of LMFA (or its affiliates, if such conflict is known to persons responsible for voting at LMFA) and any Legg Mason fund, proxies shall be voted according to the recommendation of an independent third party.

Issues to be reviewed in making the determination of whether a potential conflict is material include, but are not limited to:

     1. Whether LMFA manages assets for the issuer, a shareholder proponent or an employee group of the issuer or otherwise has a current or potential business relationship with the issuer;

     2. Whether LMFA, an officer or director of the adviser or the applicable portfolio manager, analyst or other person(s) responsible for recommending the proxy vote (together, "Voting Persons") is a close relative of or has any personal or business relationship with the issuer (excluding normal commercial transactions and investment relationships where there is no special treatment), with an officer, director or other executive person at the issuer, with a candidate for election to the board of the issuer or with a shareholder proponent;

     3. Whether there is any other material business or personal relationship as a result of which a Voting Person has an interest in the outcome of the matter before shareholders; or

     4. Whether an affiliate of LMFA has a conflict as described in #1-3 above and such conflict is known to LMFA's Voting Persons.

All of the conflicts noted above should be deemed material. If the conflict resides with an individual Voting Person, that person will exclude him- or herself from the vote determination process in order to shield LMFA and the other Voting Persons from the conflict, provided that the other Voting Persons can determine a vote without undue influence from the conflicted Voting Person. If the conflict cannot be walled off, the vote will be passed on to a neutral third-party service provider. Any time a material conflict is encountered, LMFA will keep records on the nature of the conflict, the actual vote and the basis for the vote determination.

LMFA shall be responsible for gathering relevant documents and records related to proxy voting from each sub-adviser and providing them to the funds as required for the funds to comply with applicable rules under the Investment Company Act of 1940. LMFA shall also be responsible for coordinating the provision of information to the Board with regard to the proxy voting policies and procedures of each sub-adviser, including the actual proxy voting policies and procedures of each sub-adviser, changes to such policies and procedures, and reports on the administration of such policies and procedures.

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Questions regarding this policy should be referred to the Legal and Compliance
Department of Legg Mason Wood Walker, Incorporated.

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                     BATTERYMARCH FINANCIAL MANAGEMENT, INC.
                      PROXY VOTING POLICIES AND PROCEDURES

Our primary focus and responsibility is to preserve and enhance our client's investment returns. Encouraging good corporate governance practices by the companies we invest in through conscientiously exercising shareholder rights is an integral part of this responsibility and we believe it will result in increased value for shareholders.

We have adopted and implemented the following policies and procedures, which we believe are reasonably designed to ensure that our votes are cast in a way that is consistent and puts our client's interests first.

VOTING AND MONITORING RESPONSIBILITY

Managing and monitoring proxy voting operations falls under the authority of the Batterymarch Compliance Department. We have retained Institutional Shareholder Services ("ISS") to provide day-to-day proxy voting services, including, but not limited to, receiving and distributing information received from client's custodians, reconciling record date positions versus proxy card allocations, casting votes in accordance with either our guidelines or specific client guidelines, record keeping and reporting. The Batterymarch Compliance Department is responsible for managing the relationship with Institutional Shareholder Services and ensuring that our fiduciary obligations are met.

VOTING AUTHORITY

Batterymarch assumes voting responsibility for all client accounts unless a client account's Investment Management Agreement explicitly states otherwise.

We will generally cast votes for all shares for which we have voting authority, with the possible exception of share blocking markets. Our policies regarding voting in share blocking markets are described below. Batterymarch's Proxy Voting Philosophy and Guidelines are an integral part of this document.

RESOLVING POTENTIAL CONFLICTS OF INTEREST

We recognize that conflicts of interest may arise due to a variety of reasons. We manage assets for a wide variety of clients and such clients may have mutually exclusive goals regarding the outcome of a shareholder meeting. We may also hold significant positions in the stock of our clients. With the ability to influence the outcome of a corporation's shareholder meeting comes the responsibility to prevent a potential conflict of interest from affecting the way we cast our votes. To address this issue and prevent it, we have hired an independent third party, ISS, a leading authority on proxy voting and corporate governance, to provide voting agent services.

ISS will evaluate each ballot issue and, using our pre-determined guidelines and their research, make an objective voting decision based upon criteria such as the financial implication of the proposal and impact on shareholder rights.

In exceptional circumstances, for instance in the case of a merger or acquisition which may have significant economic implications for our client's portfolios, we may solicit input from the applicable Batterymarch investment team and possibly override the voting recommendation of ISS.

COST-BENEFIT ANALYSIS

There are instances where the benefit of voting is outweighed by the cost of doing so. For example, in some non-US markets where share blocking occurs, shares must be "frozen" for trading purposes at the custodian or sub-custodian level in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to three weeks. Any sales that must be

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executed will settle late and potentially be subject to interest charges or other punitive fees. For this reason, in blocking markets, we retain the right to vote or not, based on the determination of Batterymarch's investment personnel.

ISS sends a weekly report of upcoming meetings in blocking markets detailing each client account entitled to vote, the number of shares held, type of meeting and blocking period. We monitor these upcoming meetings, consult with Batterymarch investment team members responsible for each industry or market and arrive at a decision on whether or not to vote.

If the decision is made to vote, we process our votes via Votex, ISS's web-based voting platform. Votex provides a secure, efficient method of ensuring that votes are cast in an accurate and timely manner.

RECORDKEEPING AND REPORTING

ISS, our proxy voting agent, maintains complete records of all votes cast on behalf of each of our client accounts, including the number of shares held, meeting date, type of meeting, management recommendation, and the rationale for each vote. They provide us with periodic, customized reports for each of our clients. In addition, via Votex, we are able to generate various reports that can be customized to meet a variety of requirements.

REQUESTS TO OBTAIN PROXY VOTING INFORMATION

Batterymarch provides proxy voting summary reports to clients for whom we exercise voting responsibility on an annual basis, or more frequently, subject to their reporting requirements. We are able to provide such reporting either electronically or in hard copy format. We also provide a copy of our proxy voting guidelines to clients upon request and when amended.

In addition, a log of requests for proxy voting information and details on the fulfillment of those requests is maintained.

Client requests for obtaining proxy information can be sent to the attention of:

          Denise Larson
          Assistant Compliance Officer
          Proxy Manager
          Batterymarch Financial Management, Inc.
          200 Clarendon Street, 49th Floor
          Boston, MA 02116
          USA

          Phone: (617) 266-8300
          E-Mail: dlarson@batterymarch.com

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                     BATTERYMARCH FINANCIAL MANAGEMENT, INC.

                             PROXY VOTING PHILOSOPHY

Shareholder interest is our first priority. We vote for any proposal that will maximize shareholder wealth or expand shareholder rights, and we vote against any proposal that might decrease shareholder wealth or rights. The vote recommendations below are the general guidelines we use when voting proxies. It is important to weigh the arguments for and against each proposal individually to determine whether it is in the best interests of shareholders. We employ the proxy voting and corporate governance services of Institutional Shareholder Services to assist with the decision making process.

                             PROXY VOTING GUIDELINES

In the absence of any specific direction from clients, we will apply the following guidelines when voting proxies.

AUDITORS

RATIFYING AUDITORS - For
Vote in favor of auditors unless an auditor is determined not to be independent or if there is reason to believe that an independent auditor has rendered an inaccurate opinion of the company's financial position.

BOARD OF DIRECTORS

AGE LIMITS - Against
Proposals to impose mandatory retirement ages for outside directors can decrease the pool of qualified director candidates.

CHARITABLE CONTRIBUTIONS - Against
Vote against proposals regarding charitable contributions.

DIRECTOR AND OFFICER INDEMNIFICATION AND PROTECTION FROM LIABILITY -
Case-by-Case
Proposals that attempt to limit, or to eliminate entirely, directors' and officers' liability for monetary damages for violating the duty of care will be voted against. Proposals that would expand coverage beyond legal expenses to acts such as negligence, which represent a more serious violation of fiduciary responsibility than carelessness, will also be voted against. Only those proposals which would provide such expanded coverage in cases where a director's or officer's legal defense was unsuccessful and the director was found to have acted in good faith and if the director's legal expenses would be covered will be voted in favor.

ELECTION OF DIRECTORS IN UNCONTESTED ELECTIONS - Case-by-Case
The following factors are considered in evaluating individuals who are proposed on an uncontested basis for (re)election as a director: company performance; composition of the board and its key committees; the director's attendance record (if a director has missed more than 75% of the meetings in the past two years, a vote to withhold for that director will be cast unless a valid reason exists, i.e. illness); the director's investment in the company; corporate governance provisions and takeover activity; whether the chairman is also serving as CEO; whether a retired CEO sits on the board; membership on other boards; and interlocking directorships, whether directors have ignored shareholder proposals which were approved by a majority of votes cast for two years in a row and implementation or renewal of a dead-hand or modified dead-hand poison pill. It is only in unusual circumstances that a vote against is cast for a board of directors.

MAJORITY OF INDEPENDENT DIRECTORS - Case-by-Case
Shareholder proposals asking that a majority of directors be independent will be evaluated on a case-by-case basis. Shareholder proposals asking that board audit, compensation, and/or nominating committees be composed entirely of independent directors will be supported.

MINIMUM SHARE OWNERSHIP REQUIREMENTS - Against

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Proposals to require minimum share ownership by directors might impair the ability of companies to attract certain talented individuals as directors. While meaningful share ownership by directors and management implies a common interest with public shareholders, share ownership is a personal decision and not a matter of concern for third parties.

SEPARATING CHAIRMAN AND CEO - Case-by-Case
Shareholders that require that the positions of chairman and CEO be held separately will be evaluated on a case-by-case basis.

TERM OF OFFICE - Against
Shareholder proposals which seek to limit the tenure of outside directors.

CAPITAL STRUCTURE

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK - For
Vote for management proposals to reduce the par value of common stock.

BLANK CHECK PREFERRED STOCK - Case-by-Case
"Blank check preferred stock" is the term frequently used to describe the authorization given to the board of directors to issue shares of preferred stock at their discretion, with voting, conversion, distribution and other rights to be determined by the board at the time of issue. Such broad authorization provides flexibility to corporations to meet changing financial conditions and to finance growth in a cost-effective and expedient way, but it also vests the board with authority that can be used to issue securities, such as so-called "poison pills", that are intended to discourage contests for corporate control. Blank check preferred stock can also be used to issue (to friendly parties) preferred stock that has special voting rights that can in turn be used to block hostile bids.

Vote for proposals to create blank check preferred stock in cases where management expressly states that the stock will not be used as a takeover defense or carry superior voting rights. Vote against proposals that authorize creating new classes of preferred stock with unspecified voting, conversion, dividend, distribution, and other rights. Vote on a case-by-case basis on those proposals that would seek to increase the authorized number of blank check preferred shares.

Vote for shareholder proposals which seek to have blank check preferred stock placements, other than those shares issued to raise capital or make acquisitions, submitted for a shareholder vote.

COMMON STOCK AUTHORIZATION - Case-by-Case
A management proposal requesting to increase the number of shares of common stock is usually voted in favor if the company's request appears to be reasonable. This includes issuance for various corporate purposes, to pay stock splits, stock dividends, etc. Vote against a common stock issuance that seeks to increase the authorization by more than one hundred percent if no clear need is presented. If it is clear the increase is being used to thwart a takeover, a vote against would also be cast. In companies with dual class structures, vote against increasing the number of authorized shares of the class that has superior voting rights.

DEBT RESTRUCTURINGS - Case-by-Case
Vote on a case-by-case basis on proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Factors to consider when reviewing debt-restructuring proposals include: dilution (both of the ownership interest of existing shareholders and the future earnings of the company); change in control (whether the transaction will result in a change in control of the company); and bankruptcy (whether the transaction is aimed to avoid bankruptcy). It is generally in the shareholders' interests to avoid bankruptcy and a change in control of the company.

PREEMPTIVE RIGHTS - Case-by-Case
Preemptive rights allow existing shareholders to maintain their proportionate level of ownership in a company by giving them an opportunity to buy additional shares before a new offering is made to the public.

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Many companies who have preemptive rights in their charters have asked shareholders to abolish the rights. Such companies argue that shareholders of publicly traded companies may maintain their proportionate ownership by purchasing shares in the open market. Also, they argue that corporations and shareholders benefit alike when they are able to issue stock without preemptive rights that does not result in a substantial transfer of control. In evaluating proposals on preemptive rights, we look at the size of a company and the characteristics of its shareholder base. For example, it would be costly and difficult for a company that has more than $1 billion in equity and thousands of shareholders each owning less than 1% of outstanding shares to implement preemptive rights each time it conducts new offerings.

SHARE REPURCHASE PROGRAMS - Case-by-Case
Vote for management proposals to institute open-market share repurchase programs in which all shareholders may participate on equal terms. Vote against management proposals if it is clear the repurchase is being used to thwart a takeover.

DIRECTOR & EXECUTIVE COMPENSATION

Votes on compensation plans are considered on a case-by-case basis. Among the factors to consider are the amount of shareholder wealth which is transferred, in addition to voting power dilution, specific plan features such as administration, plan duration, terms, and if the administering committee has the authority to reprice options without shareholder approval.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS - Case-by-Case
Vote case-by-case for management proposals seeking approval to reprice options.

DIRECTOR COMPENSATION - Case-by-Case
Director stock-based compensation packages are reviewed on a case-by-case basis. We look for packages that align directors' interests with shareholders.

EXECUTIVE COMPENSATION - Case-by-Case
Executive compensation packages are reviewed on a case-by-case basis. We look for executive compensation programs that motivate executives to improve company performance through financial reward.

EMPLOYEE STOCK PURCHASE PLANS  - Case-by-Case
Votes on whether to adopt an employee stock purchase plan are made on a case-by-case basis.

GOLDEN AND TIN PARACHUTES - For

Vote for shareholder proposals to submit golden and tin parachute plans for shareholder ratification.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY - Case-by-Case

In general, proposals that seek additional disclosure of executive and director pay information will be supported.

Shareholder proposals that seek to limit executive and director compensation will be reviewed on a case-by-case basis.

401(k) EMPLOYEE BENEFIT PLANS - For
Vote in favor of plans to implement a 401(k) savings plan for employees.

MERGERS & CORPORATE RESTRUCTURINGS

Votes on mergers and acquisitions and corporate restructurings (including minority squeezeouts, leveraged buyouts, spin-offs, liquidations and asset sales) are considered on a case-by-case basis. The voting decision depends on a number of factors, including: anticipated financial and operating benefits; offer price

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(cost vs. premium); prospects of the combined or restructured companies; how the deal was negotiated; and changes in corporate governance and their impact on shareholder rights.

APPRAISAL RIGHTS - For
Vote for proposals to restore, or provide shareholders with rights of appraisal.

CHANGING COMPANY NAME - For
Vote in favor of proposals to change the corporation's name.

CORPORATE RESTRUCTURINGS - Case-by-Case
Corporate restructuring proposals, including minority squeezeouts, LBO's (leveraged buyouts), spin-offs, asset sales and liquidations should be considered on a case-by-case basis.

LIQUIDATIONS - Case-by-Case
Among the factors to consider are, the alternatives to liquidation, the appraisal value of the assets, and compensation plans for those executives handling the liquidation.

MISCELLANEOUS CORPORATE GOVERNANCE

EQUAL ACCESS TO PROXY MATERIALS -For
Vote for shareholder proposals to allow significant company shareholders equal access to management's proxy materials.

SHAREHOLDER ADVISORY COMMITTEE - Case-by-Case.
Review on a case-by-case basis proposals to establish a shareholder advisory committee.

PROXY CONTEST DEFENSES

ANNUAL ELECTION OF DIRECTORS - For
Vote for proposals to repeal classified boards and elect directors annually.

CLASSIFIED BOARD - Against
A classified or staggered board is one in which directors are divided into separate classes. In most instances, classified boards are divided into three classes, with the directors of each class elected to overlapping three-year terms. Electing only one-third of the board each year makes it more difficult for a hostile bidder to seize control of a target company immediately, even if the bidder controls a majority of a company's stock, which otherwise usually would be sufficient to win control of the board. Classifying the board also may deter proxy contests for control, because a dissident will be unable to win control of the board in a single election (a dissident would need at least two years to gain control of the company because only a minority of the directors are elected each year).

CONFIDENTIAL VOTING - For
Confidential voting, or voting by secret ballot, allows the shareholder's identity to remain confidential on all proxies, ballots and voting tabulations. The major advantage of confidential voting is the elimination of pressure on investors to vote with management, solely to avoid possible repercussions, when it may not be in the best interests of shareholders to do so.

CUMULATIVE VOTING - Case-by-Case
Cumulative voting permits shareholders to distribute the total number of votes that they are entitled to cast in the election of directors in any fashion they desire among the nominees to a company's board. Each shareholder may cast the total number of votes that he or she is entitled to cast (the total number is equal to the number of directors to be elected multiplied by the number of shares to be voted) for one director, or may apportion them among candidates for director. The use of cumulative voting enables the holders of a minority of a company's stock to elect one or more directors if they are able to muster sufficient support; for example, the owners of 11 percent of the voting shares in a corporation that is electing 10 directors can be

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assured of electing one director if they vote all their shares cumulatively for one nominee. The greater the number of directors to be elected, the smaller the level of support needed to elect directors cumulatively.

Vote against proposals that seek to eliminate cumulative voting. Vote case-by-case for proposals permitting or restoring cumulative voting, relative to the company's existing corporate governance provisions.

SHAREHOLDERS' ABILITY TO REMOVE DIRECTORS - For
Many companies have sought shareholder approval for charter or bylaw amendments that would prohibit the removal of directors except for cause. By requiring that "cause" be demonstrated through due process, management insulates the directors from removal by shareholders even if the director has been performing poorly, not attending meetings, or not acting in the best interests of shareholders. Proposals that would provide that directors be removed only "for cause" are usually bundled with other anti-takeover measures (such as classified board proposals) designed to thwart hostile takeover bids.

Vote for proposals that empower shareholders and vote against proposals that restrict or prohibit shareholders' abilities.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS -CASE-BY-CASE

Vote against proposals to restrict or prohibit shareholder ability to call special meetings. Vote for proposals removing restrictions on shareholders right to act independently of management.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT - For
Vote for proposals to allow shareholder action by written consent.

PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS - Case-by-Case

These proposals are evaluated on a case-by-case basis, taking into consideration the following factors: the target company's long-term financial performance relative to its industry, track record of management, qualifications of director nominees on both slates, stock ownership positions, background of the contest and an evaluation of the benefits to shareholders from each side.

SOCIAL AND ENVIRONMENTAL ISSUES

Shareholder proposals regarding social and environmental issues are generally voted on a case-by-case basis. Factors analyzed in reviewing shareholder social proposals include the following: specific client guidelines, whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value; the degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing; whether the issues presented should be dealt with through government action or through company-specific action; what other companies have done in response to the issue; whether implementation would achieve the objectives sought in the proposal; whether the proposal is well framed and reasonable; and whether the company's analysis and voting recommendation to shareholders is persuasive.

TENDER OFFER DEFENSES

FAIR PRICE REQUIREMENTS - For
This provision was originally formulated to defend against two-tiered, front-end-loaded tender offers, the most coercive of takeover devices. The bidder offers cash for just enough shares to acquire a controlling stake, typically just over fifty percent. Concurrently, the acquirer states that all remaining shares will be purchased with cash, a combination of cash and securities, or only securities. Because the payment offered for the remaining shares is less valuable than that offered for controlling shares, shareholders are forced to consider maximizing their value by cashing out earlier than fellow shareholders. In this way the acquirer is

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virtually assured a majority position. Fair price provisions in the company's charter require that, absent board or shareholder approval of the acquisition, a bidder must pay the remaining shareholders the same price for their shares as they paid to acquire a controlling interest.

Vote for fair price provisions as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares. Vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

GREENMAIL - Against
Greenmail is the practice of accumulating a sizable block of stock in a company and then selling the stock back to the company, usually at an above-market price, in exchange for agreeing not to attempt to take control of the target company for a lengthy period of time. In an effort to discourage greenmail, we support companies that have adopted charter amendments that prohibit such above-market purchases unless the same offer is made to all shareholders or shareholders approve the transaction by majority (or even super-majority) vote.

Vote for proposals to adopt an anti-greenmail charter of bylaw amendments or that otherwise restrict a company's ability to make greenmail payments.

POISON PILLS - Case-by-Case
Poison pills are among the more complicated anti-takeover devices. They have been issued to shareholders of a target company in the form of preferred stock and as warrants to purchase stock. Poison pills may be convertible into cash, into the stock of the target company, or into the stock of hostile bidders. Although they vary considerably in their terms and conditions, their purpose is to deter a hostile bid, either by triggering actions that would make the target financially unattractive or by giving the shareholders of the target the right to demand conversion into securities of the bidder on terms that would be favorable to the target company's shareholders but unattractive to the bidder. Companies issuing poison pill preferred stock have viewed previous authorization to issue blank check preferred stock as providing sufficient authority to issue poison pill preferred stock without shareholder approval.

Vote for shareholder proposals asking a company to submit its poison pill for shareholder approval. Vote on a case-by-case basis for management proposals to ratify a poison pill and for shareholder proposals to redeem a company's poison pill.

REINCORPORATION - Case-by-Case
Corporations sometimes change the state in which they are incorporated as a way of strengthening their defenses against unwanted takeovers. When considering a reincorporation proposal, we review the reasons for the proposed move and evaluate the advantages versus the disadvantages (the anticipated negative consequences) of such a change.

STATE TAKEOVER STATUTES - Case-by-Case
Review on a case-by-case basis proposals to opt in or out of state takeover statutes (control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stake-holder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions and disgorgement provisions).

SUPER-MAJORITY VOTE REQUIREMENTS - Against
Super-majority vote provisions in a company's charter set a level of approval for specified actions that is higher than the minimum set by state law. Super-majority vote requirements often establish approval levels of 75 or 80 percent, sometimes even higher, for actions that otherwise would require either majority or two-thirds approval. Such super-majority requirements often exceed the level of shareholder participation at a meeting, making action that requires super-majority approval all but impossible.

Vote against management proposals requiring a super-majority shareholder vote to approve charter and bylaw amendments.

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Vote for shareholder proposals that seek to lower supermajority shareholder vote requirements for mergers and other key business combinations.

UNEQUAL VOTING RIGHTS - Against
Vote against dual class recapitalizations or dual class exchange offers.

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                      Legg Mason Charles Street Trust, Inc.

Part C.          Other Information

Item 23.         Exhibits

(a)     (i)      Articles of Amendment and Restatement filed June 3, 1998 (1)
        (ii)     Articles Supplementary filed June 3, 1998 (1)
        (iii)    Articles of Amendment filed September 21, 1998 (5)
        (iv)     Articles Supplementary filed October 1, 1999 (4)
        (v)      Articles of Amendment filed October 1, 1999 (4)
        (vi)     Articles Supplementary filed October 3, 2000 (5)
        (vii)    Articles of Amendment filed April 27, 2001 (5)

(b)     Amended and Restated Bylaws (10)

(c) Instruments defining rights of security holders with respect to Legg Mason Charles Street Trust, Inc. are contained in the Articles of Amendment and Restatement (with subsequent amendments) and in the Amended and Restated Bylaws which are incorporated by reference to Exhibits (a) and (b) to Post-Effective Amendment No. 9 to Registrant's Registration Statement, SEC File No. 333-44423, filed May 29, 2003.

(d)     (i)      Investment Management Agreement - Batterymarch U.S. Small
                 Capitalization Equity Portfolio (7)
        (ii)     Investment Advisory Agreement - Batterymarch U.S. Small
                 Capitalization Equity Portfolio (7)
        (iii)    Fee Waiver Agreement - filed herewith

(e)     (i)      Underwriting Agreement (1)
        (ii)     Amendment to Underwriting Agreement (4)

(f)     Bonus, profit sharing or pension plans -- none

(g)     (i)      Custodian Contract (2)
        (ii)     Amendment to Custodian Contract dated July 1, 2001 (7)

(h)     (i)      Transfer Agency and Service Agreement (2)
        (ii)     Amendment to Transfer Agency and Service Agreement dated
                 November 1, 2001 (9)
        (iii)    Amendment and Restatement of Credit Agreement dated March
                 15, 2002 (6)
        (iv)     First Amendment to Amendment and Restatement of Credit
                 Agreement dated March 14, 2003 (8)
        (v)      Second Amendment to Amendment and Restatement of Credit
                 Agreement dated March 12, 2004 (11)

(i)     Opinion of Counsel (1) and (3)

(j)     Auditor's consent - filed herewith

(k)     Financial statements omitted from Item 22 - not applicable

(l)     Agreement for providing initial capital - none

(m) Plan pursuant to Rule 12b-1 for Batterymarch U.S. Small Capitalization Equity Portfolio (12)

(n)     Multiple Class Plan pursuant to Rule 18f-3 (4)

(p)     (i)      Code of Ethics for the fund, its investment manager and its principal underwriter (13)
        (ii)     Code of Ethics for the investment adviser - filed herewith

(1) Incorporated herein by reference to corresponding exhibit of Pre-Effective Amendment No. 1 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 5, 1998.

(2) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 2, 1999.

(3) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 5 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed October 1, 1999.

(4) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 6 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed August 1, 2000.

(5) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 7 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423 filed July 18, 2001.

(6) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 33 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 3, 2002.

(7) Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 23, 2002.

(8) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 35 to the Registration Statement of Legg Mason Income Trust, Inc., SEC File No. 33-12092, filed April 17, 2003.

(9) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 40 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed November 1, 2002.

(10) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 9 to the Registration Statement of Legg Mason Charles Street Trust, SEC File No. 333-44423, filed May 29, 2003.

(11) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 7 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed April 21, 2004.

(12) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No 10 to the Registration Statement of Legg Masson Charles Street Trust, Inc., SEC File No. 333-44423, filed July 23, 2003.

(13) Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 24 to the Registration Statement of Legg Mason Investors Trust, Inc., SEC File No. 33-62177, filed May 27, 2004.

Item 24.         Persons Controlled by or under Common Control with Registrant
                 - None

Item 25.         Indemnification

Reference is made to Article 9 of Registrant's Amended and Restated Articles of Incorporation, Article 10 of Registrant's Amended and Restated Bylaws, Section 2-418 of the Maryland General Corporation Law and Section 6 of the Underwriting Agreement. Article 10 of Registrant's Amended and Restated Bylaws also provides that certain expenses incurred in defending a proceeding involving directors, officers, employees and agents will be paid by the Corporation in advance of a final disposition thereof if certain conditions are met.

In Section 6 of the Underwriting Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended ("Securities Act"), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectuses and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.         Business and Other Connections of Investment Adviser




(a) Legg Mason Fund Adviser, Inc. ("LMFA") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner, or trustee.

Deepak Chowdhury           Vice President, LMFA
                           Senior Vice President, Legg Mason, Inc.
                           Senior Vice President, LMWW
                           Director, Barrett
                           Director, Bartlett
                           Director, Batterymarch
                           Director, Berkshire
                           Director, PCM

Mark R. Fetting            President and Director, LMFA
                           Executive Vice President, Legg Mason, Inc.
                           Director, LMFM
                           Director, LMFS
                           Manager, Royce

Marie K. Karpinski         Vice President and Treasurer, LMFA
                           Vice President and Treasurer, LMFM

Timothy C. Scheve          Director, LMFA
                           Senior Executive Vice President, Legg Mason, Inc.
                           Chief Executive Officer, President and Director, LMWW
                           Director, LMCM
                           Director, LMFM
                           Director, LMFS

Edward A. Taber III        Director, LMFA
                           Executive Vice President, Legg Mason, Inc.
                           Director, Batterymarch
                           Director, Brandywine
                           Director, LMCM
                           Director, LMREI
                           Director, WAM
                           Director, WAMCL

(b) Batterymarch Financial Management Inc. ("Batterymarch") is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

Deepak Chowdhury           Director, Batterymarch
                           Senior Vice President, Legg Mason, Inc.
                           Senior Vice President, LMWW
                           Director, Barrett
                           Director, Bartlett
                           Director, Berkshire
                           Vice President, LMFA
                           Director, PCM

Edward A. Taber III        Director, Batterymarch
                           Executive Vice President, Legg Mason, Inc.
                           Director, Brandywine
                           Director, LMCM
                           Director, LMFA
                           Director, LMREI
                           Director, WAM
                           Director, WAMCL

Addresses for Item 26(a) and 26(b):

Barrett Associates, Inc. ("Barrett")
90 Park Avenue
New York, NY 10016

Bartlett & Co.  ("Bartlett")
36 East Fourth Street
Cincinnati, OH  45202

Batterymarch Financial Management, Inc. ("Batterymarch")
200 Clarendon Street
Boston, MA  02116

Berkshire Asset Management, Inc.  ("Berkshire")
46 Public Square, Suite 700
Wilkes-Barre, PA  18701

Brandywine Asset Management LLC ("Brandywine")
Three Christina Centre, Suite 1200
201 North Walnut Street
Wilmington, DE  19801

Legg Mason Capital Management, Inc.  ("LMCM")
100 Light Street
Baltimore, MD  21202

Legg Mason Fund Adviser, Inc.  ("LMFA")
100 Light Street
Baltimore, MD  21202

Legg Mason Funds Management, Inc.  ("LMFM")
100 Light Street
Baltimore, MD  21202

Legg Mason, Inc.
100 Light Street
Baltimore, MD  21202

Legg Mason Real Estate Investors, Inc. ("LMREI")
100 Light Street
Baltimore, MD 21202

Legg Mason Wood Walker, Incorporated  ("LMWW")
100 Light Street
Baltimore, MD  21202

LM Fund Services, Inc. ("LMFS")
100 Light Street
Baltimore, MD 21202

PCM Holdings, Inc. ("PCM")
100 Light Street
Baltimore, MD 21202

Royce & Associates LLC ("Royce")
1414 Avenue of the Americas
New York, NY 10019

Western Asset Management Company  ("WAM")
385 East Colorado Boulevard
Pasadena, CA  91101

Western Asset Management Company Limited  ("WAMCL")
155 Bishopsgate
London  EC2M 3TY
England

Item 27.         Principal Underwriters

(a)     Legg Mason Cash Reserve Trust
        Legg Mason Income Trust, Inc.
        Legg Mason Tax Exempt Trust, Inc.
        Legg Mason Tax-Free Income Fund
        Legg Mason Value Trust, Inc.
        Legg Mason Special Investment Trust, Inc.
        Legg Mason Growth Trust, Inc.
        Legg Mason Global Trust, Inc.
        Legg Mason Investors Trust, Inc.
        Legg Mason Light Street Trust, Inc.
        Legg Mason Investment Trust, Inc.
        Western Asset Funds, Inc.

(b) The following table sets forth information concerning each director and officer of the Registrant's principal underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").

NAME AND PRINCIPAL                  POSITION AND OFFICES              POSITIONS AND OFFICES
BUSINESS ADDRESS*                   WITH UNDERWRITER - LMWW           WITH REGISTRANT
-------------------------------------------------------------------------------------------
James W. Brinkley                   Chairman of the Board             None
                                    and Director

Timothy C. Scheve                   Chief Executive Officer,          None
                                    President and Director

Richard J. Himelfarb                Senior Executive Vice President   None

Manoochehr Abbaei                   Executive Vice President          None

Thomas P. Mulroy                    Executive Vice President          None
                                    and Director

Robert G. Sabelhaus                 Executive Vice President          None
                                    and Director

Joseph A. Sullivan                  Executive Vice President          None

D. Stuart Bowers                    Senior Vice President             None

W. William Brab                     Senior Vice President             None

Edwin J. Bradley, Jr.               Senior Vice President             None

Deepak Chowdhury                    Senior Vice President             None

Charles J. Daly, Jr.                Senior Vice President             None
                                    and Chief Financial Officer

W. Talbot Daley                     Senior Vice President             None

Thomas M. Daly, Jr.                 Senior Vice President             None

Jeffrey W. Durkee                   Senior Vice President             None

Harry M. Ford, Jr.                  Senior Vice President             None

Daniel R. Greller                   Senior Vice President             None

Thomas E. Hill                      Senior Vice President             None
218 N. Washington Street
Suite 31
Easton, MD  21601

Thomas Hirschmann                   Senior Vice President             None

Carl Hohnbaum                       Senior Vice President             None
2500 CNG Tower
625 Liberty Avenue
Pittsburgh, PA  15222

Harold L. Hughes                    Senior Vice President             None

David M. Jernigan                   Senior Vice President             None

William B. Jones, Jr.               Senior Vice President             None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Laura L. Lange                      Senior Vice President             None

Horace M. Lowman, Jr.               Senior Vice President             None

Ira H. Malis                        Senior Vice President             None

Angel Mata, Jr.                     Senior Vice President             None

Marvin H. McIntyre                  Senior Vice President             None
1747 Pennsylvania Avenue, N.W.
Washington, D.C.  20006

Jonathan M. Pearl                   Senior Vice President             None

Robert F. Price                     Senior Vice President and         None
                                    Secretary

Jayne Soybelman                     Senior Vice President             None

Joseph E. Timmins                   Senior Vice President             None

Christopher Wasson                  Senior Vice President             None

Warren S. Ashenmil                  Vice President                    None

Paul J. Ayd                         Vice President                    None

William H. Bass, Jr.                Vice President                    None

Stephanie M. Beran                  Vice President                    None

Nathan S. Betnun                    Vice President                    None

Scott R. Cousino                    Vice President                    None

Elisabeth F. Craig                  Vice President                    None

Thomas W. Cullen                    Vice President                    None

Robert J. Dillon                    Vice President                    None

Brian M. Eakes                      Vice President                    None

J. Peter Feketie                    Vice President                    None

James P. Fitzgerald                 Vice President                    None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Norman C. Frost, Jr.                Vice President                    None

Michelle Fuhrman                    Vice President                    None

Joseph M. Furey                     Vice President                    None

Francis X. Gallagher, Jr.           Vice President                    None

David Gately                        Vice President                    None

Steven C. Genyk                     Vice President                    None
1735 Market Street
Philadelphia, PA  19103

Keith E. Getter                     Vice President                    None

W. Kyle Gore                        Vice President                    None

Kim M. Hagins                       Vice President                    None

Patrick G. Hartley                  Vice President                    None

Kendra Heyde                        Vice President                    None

Dale S. Hoffman                     Vice President                    None

Timothy A. Jackson                  Vice President                    None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Richard A. Jacobs                   Vice President                    None

Francis J. Jamison, Jr.             Vice President                    None

Elizabeth A. Kane                   Vice President                    None

Robert X. Kennedy                   Vice President                    None
5955 Carnegie Boulevard
Suite 200
Charlotte, NC  28209

Patricia Lattin                     Vice President                    None

Henry Lederer                       Vice President                    None

Edward W. Lister, Jr.               Vice President                    None

Donna Maher                         Vice President                    None

Jeffrey R. Manning                  Vice President                    None

John Martinez                       Vice President                    None

Richard Marvin                      Vice President                    None
147 South Cherry Street
Suite 100
Winston-Salem, NC  27120

Theresa McGuire                     Vice President and Controller     None

Julia A. McNeal                     Vice President                    None

Thomas C. Merchant                  Vice President and Assistant      None
                                    Secretary

Mark C. Micklem                     Vice President                    None

Martin F. Mitchell                  Vice President                    None

Deanna S. Mojarrad                  Vice President                    None

Ross Moring                         Vice President                    None

Robert Moy                          Vice President                    None

Neil P. O'Callaghan                 Vice President                    None

David J. O'Malley                   Vice President                    None

Ann O'Shea                          Vice President                    None

Robert E. Patterson                 Vice President and                None
                                    General Counsel

Thomas K. Peltier                   Vice President                    None

Gerard F. Petrik, Jr.               Vice President                    None

James H. Redd                       Vice President                    None

Thomas E. Robinson                  Vice President                    None

Theresa M. Romano                   Vice President                    None

James A. Rowan                      Vice President                    None

B. Andrew Schmucker                 Vice President                    None
1735 Market Street
Philadelphia, PA  19103

Robert W. Schnakenberg              Vice President                    None

Robert C. Servas                    Vice President                    None
225 West Washington Street
Suite 1285
Chicago, IL  60606

Alexsander M. Stewart               Vice President                    None

Joyce Ulrich                        Vice President                    None

Sheila M. Vidmar                    Vice President                    None

Barbara Weaver                      Vice President                    None

W. Matthew Zuga                     Vice President                    None

Scott W. Bost                       Assistant Vice President          None

Robert J. DeLeon                    Assistant Vice President          None

Robert J. Gavin                     Assistant Vice President          None

Mary-Jewel Greenlow                 Assistant Vice President          None

Tanya J. Lee                        Assistant Vice President          None

Tracey A. Lumpkin                   Assistant Vice President          None

Edward G. McCaulley                 Assistant Vice President          None

Mark A. Meyers                      Assistant Vice President          None

Robert L. Phillips                  Assistant Vice President          None

Lauri F. Smith                      Assistant Vice President          None

Terry W. Thompson, Jr.              Assistant Vice President          None

Leigh Ann Webster                   Assistant Vice President          None

* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

Item 28. Location of Accounts and Records

         State Street Bank and Trust Company       Legg Mason Fund Adviser, Inc.
         P. O. Box 1713                       and  100 Light Street
         Boston, Massachusetts  02105              Baltimore, Maryland  21202

Item 29. Management Services - None

Item 30. Undertakings - None

                                 SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Charles Street Trust, Inc., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 11 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 27th day of July, 2004.

                                    LEGG MASON CHARLES STREET TRUST, INC.


                                    By: /s/ Mark R. Fetting
                                       ------------------------------------
                                            Mark R. Fetting
                                            President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURE                                            TITLE                              DATE
---------                                            -----                              ----
/s/ John F. Curley, Jr.*                    Chairman and Director                       July 27, 2004
------------------------------------
John F. Curley, Jr.

/s/ Mark R. Fetting                         President (Principal Executive              July 27, 2004
------------------------------------        Officer) and Director
Mark R. Fetting

/s/ Arnold L. Lehman *                      Director                                    July 27, 2004
------------------------------------
Arnold L. Lehman

/s/ Robin J.W. Masters *                    Director                                    July 27, 2004
------------------------------------
Robin J.W. Masters

/s/ Jill E. McGovern *                      Director                                    July 27, 2004
------------------------------------
Jill E. McGovern

/s/ Arthur S. Mehlman *                     Director                                    July 27, 2004
------------------------------------
Arthur S. Mehlman

/s/ G. Peter O'Brien *                      Director                                    July 27, 2004
------------------------------------
G. Peter O'Brien

/s/ S. Ford Rowan *                         Director                                    July 27, 2004
------------------------------------
S. Ford Rowan

/s/ Marie K. Karpinski                      Vice President and Treasurer                July 27, 2004
------------------------------------        (Principal Financial and
Marie K. Karpinski                          Accounting Officer)


* Signatures affixed by Richard M. Wachterman pursuant to a power of attorney, a copy of which is filed herewith.

                                POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies' Registration Statements on Form N-1A):

LEGG MASON CASH RESERVE TRUST
LEGG MASON INCOME TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.
LEGG MASON TAX-EXEMPT TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND
LEGG MASON FOCUS TRUST, INC.
LEGG MASON VALUE TRUST, INC.
LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON INVESTORS TRUST, INC.
LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, MARIE K. KARPINSKI, RICHARD M. WACHTERMAN, GREGORY T. MERZ, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE                                            DATE
---------                                            ----
/s/ John F. Curley, Jr.                              February 12, 2004
---------------------------------
John F. Curley, Jr.

/s/ Mark R. Fetting                                  February 12, 2004
---------------------------------
Mark R. Fetting

/s/ Arnold L. Lehman                                 February 12, 2004
---------------------------------
Arnold L. Lehman

/s/ Robin J.W. Masters                               February 12, 2004
---------------------------------
Robin J.W. Masters

/s/ Jill E. McGovern                                 February 12, 2004
---------------------------------
Jill E. McGovern

/s/ Arthur S. Mehlman                                February 12, 2004
---------------------------------
Arthur S. Mehlman

/s/ Jennifer W. Murphy                               February 12, 2004
---------------------------------
Jennifer W. Murphy

/s/ G. Peter O'Brien                                 February 12, 2004
---------------------------------
G. Peter O'Brien

/s/ S. Ford Rowan                                    February 12, 2004
---------------------------------
S. Ford Rowan

                      Legg Mason Charles Street Trust, Inc.

                                    Exhibits


Exhibit (d) (iii)                Fee Waiver Agreement

Exhibit (p) (ii)                 Investment Adviser Code of Ethics

Exhibit (j)                      Auditor's Consent